As filed with the Securities and Exchange Commission on October 2, 2026
1933 Act Registration File No. 333-269217
1940 Act File No. 811-23850

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	26	[X]

ARISTOTLE FUNDS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices) (Zip Code)
(310) 478-4005
(Registrant’s Telephone Number, Including Area Code)
Richard Schweitzer
c/o Aristotle Investment Services, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Name and Address of Agent for Service)

With a copy to

Rachael Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas
19th Floor
New York, NY 10020

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on _________ pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on _________ pursuant to Rule 485(a)(1).
[X]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on _________ pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 25 to the Registration Statement of Aristotle Funds Series Trust (the "Trust") is being filed to register Aristotle Dividend Equity ETF as a new series of the Trust.

Subject to completion, dated October 2, 2026
The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

Prospectus dated [...], 2026

FUND	TICKER SYMBOL
Aristotle Dividend Equity ETF	ARDE

Listed on The Nasdaq Stock Market LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Where To Go for More Information	back cover of this Prospectus
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Aristotle Dividend Equity ETF
Investment Goal
Aristotle Dividend Equity ETF (the “Fund”) seeks to generate current income, with long-term capital appreciation as a secondary objective.
Fees and Expenses of the Fund
The table that follows describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	[...]%
Other Expenses[2]	None
Total Annual Fund Operating Expenses	[...]%

[1]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at an annual rate of [...]% of the average net assets. The Supervision and Administration Fee is borne at an annual rate of [...]% of the average net assets.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Aristotle Funds Series Trust (the “Trust”) or other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

1 Year	3 Years
$[...]	$[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in dividend-paying equity securities. For purposes of this policy, the Fund considers a security to be a dividend-paying equity security if the security represents an equity or ownership interest in an issuer that pays dividends or other distributions to its security holders or has declared a dividend or other distribution that remains payable. ETFs that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s investments in dividend-paying equity securities may include common stocks, depositary receipts and ETFs. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund invests primarily in companies that pay dividends. In selecting investments for the Fund, the sub-adviser generally seeks companies that it believes:
•Maintain durable competitive positions and attractive business fundamentals;
•Are led by capable management teams that emphasize disciplined capital allocation and the return of cash to shareholders, including through dividends;
•Have the financial capacity and business prospects to maintain or increase their dividends over time; and
•Are available at valuations that the sub-adviser believes provide an attractive risk-reward opportunity
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser generally seeks to construct the Fund’s portfolio so that the dividend-paying equity securities held by the Fund are expected to produce, over a five-year investment horizon, a normalized yield on cost in excess of the Fund’s benchmark. “Normalized yield on cost” is the cumulative dividend income the sub-adviser expects an investment to generate over the applicable holding period, divided by the original cost of the investment. The sub-adviser’s assessment is forward-looking and may not be realized. An issuer may reduce, suspend or eliminate its dividend, and there is no assurance that the Fund’s normalized yield on cost will exceed that of its benchmark. The Fund may invest in companies of any market capitalization, but typically invests in companies with a market capitalization above $2 billion at initial investment.
The Fund may invest up to 20% of its total assets in other income-generating securities, including, but not limited to, international securities, real estate investment trusts (“REITs”), preferred stocks, American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
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The Fund is benchmarked to the Russell 1000® Value Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.
Principal Risks
As with any ETF, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•ETF Risks: The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
•Authorized Participants (“APs”) Concentration Risk: As an ETF, the Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
•Secondary Market Trading Risk: As an ETF, shares of the Fund trade on an exchange, The Nasdaq Stock Market LLC (the “Exchange”). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV.
•Absence of Active Market: Although the Fund’s shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV.
•Early Close/Trading Halt/Delisting Risk: Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
•Trading in Fund Shares is Subject to Expenses: Most Fund investors will buy and sell Fund shares on the Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.”
•Fund Shares May be Sold Short: Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
•Fund Shares May Trade at Prices Other Than NAV: Shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
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•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Dividend Paying Risk: While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Market Risk: Overall market risks may affect the value of the Fund. Factors such as U.S. economic growth and market conditions, interest rate levels and political events affect the securities markets. The prices of securities held by the Fund may decline in response to certain events taking place in the U.S. and around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.

•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Certain countries or regions may have economies that are heavily dependent upon trading with key partners; this reliance on trading partners may have an adverse impact on investments if there is a reduction in such trading. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
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•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” or other funds of the Trust and thus may have a significant percentage of its outstanding shares held by such funds, a change in asset allocation by a fund could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Securities Lending Risk: To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
•Limited Operating History Risk: The Fund is newly formed and has no or a limited operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
•Large Transactions Risk: The risk that certain account holders, including the sub-adviser or funds or accounts over which the sub-adviser (or related parties of the sub-adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the sub-adviser (or related parties of the sub-adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the sub-adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
•Valuation Risk: The risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund intends to commence investment operations in [ ], 2026 after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on [August 26, 2022]. The sub-adviser was the investment adviser for the Predecessor Account for the entire performance period shown. The Predecessor Account will transfer all its portfolio securities to the Fund. The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account has been managed in substantially the same way as the sub-adviser will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The performance for the Predecessor Account has not been restated to reflect the current expenses of the Fund. If the current expenses of the Fund had been reflected, the performance of the Predecessor Account
5

would have been different because the Fund has different expenses than the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended (“IRC”) on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.
The performance of the Predecessor Account was calculated using standardized U.S. Securities and Exchange Commission (“SEC”) calculation methodologies.
Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Calendar Year to Date Return as of June 30, 2026: 13.81%. Best and worst quarterly performance reflected within the bar chart: [ ]

Average Annual Total Returns (For the periods ended December 31, 2025)	1 Year	Since Inception (August 26, 2022)
Aristotle Dividend Equity ETF (based on August 26, 2022 inception date of the Predecessor Account)(2) (before taxes)	15.39%	10.46%
Aristotle Dividend Equity ETF (based on August 26, 2022 inception date of the Predecessor Account)(2) (after taxes on distributions)	N/A	N/A
Aristotle Dividend Equity ETF (based on August 26, 2022 inception date of the Predecessor Account)(2) (after taxes on distributions and sale of Fund shares)	N/A	N/A
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (based on August 26, 2022, inception date of the Predecessor Account)[1]	17.88%	17.40%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) (based on August 26, 2022, inception date of the Predecessor Account)[1]	15.91%	11.47%
1 The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index for the purpose of performance measurement.
2 Prior to [ ], 2026, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to [ ], 2026.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Advisers and Portfolio Managers – Aristotle Capital Management, LLC (“Aristotle Capital”) and [...] (the “Trading Sub-
6

Adviser” and together, the “Sub-Advisers”). The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Howard Gleicher, CFA, Executive Chairman and Chief Investment Officer	Since 2026
[...]	Since 2026
Purchase and Sale of Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at aristotlefunds.com.
Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless a shareholder is investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
7

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
Please read this Prospectus carefully before investing and keep it for future reference. You should read the complete description of the Fund in this Prospectus and be aware that, any time you invest, there is a risk of loss of money.
The following provides general investment information that applies to the Fund offered in this Prospectus, unless otherwise noted. For a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings as well as the Fund’s non-principal investment strategies and descriptions of securities, see the Fund’s Statement of Additional Information (“SAI”). The Fund is a series of Aristotle Funds Series Trust (the “Trust”).
General Investment Information
The Fund is subject to regulation under the 1940 Act and is classified as diversified under the 1940 Act. Although the Fund may have investment goals that resemble other funds managed by the Adviser or Aristotle Capital (each, a “Manager”), it may not have the same underlying holdings or performance as those other funds. The Fund intends to qualify as a regulated investment company under the IRC. The Fund’s stated investment goals are not fundamental and can be changed without shareholder approval. Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of the Fund without shareholder approval.
The Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries or credit ratings. These investment policies apply at the time the investment is made so the Fund generally may continue to hold positions which met the investment policies at the time of investment but subsequently do not meet such policies. Additionally, the Fund may continue to invest in investments that move outside such policies for reasons such as dividend reinvestments or corporate actions.
Some investment policies are in place due to regulatory requirements relating to the name of the Fund (a “Name Test Policy”) and impose an 80% investment minimum consistent with the Fund’s name. The Name Test Policy is applied to the Fund’s net assets, plus the amount of any borrowings for investment purposes. Other than for the Name Test Policy, if net assets are not specified, then percentage limits refer to the Fund’s total assets. Please see the SAI for additional information on the Name Test Policy. The investment policies of the Fund concerning the Name Test Policy may be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ prior written notice.
The portfolio turnover rate excludes the purchase and sale of certain investments such as investments made on shorter-term basis or instruments with a maturity of one year or less at the time of investment. Accordingly, the Fund may have a higher portfolio turnover rate than as disclosed in its Fund summary.
In connection with the commencement of operations for a new Fund, the Fund may temporarily deviate from investment guidelines (including holdings in cash and cash equivalents) in order to reasonably and economically obtain market exposure and manage cash flows.
The Fund is impacted by the liquidity of its investments. Liquidity risk for the Fund is defined as the risk that such Fund would not be able to meet requests to redeem Shares without the significant dilution of the interests of the remaining investors in that Fund. To address this risk, unless otherwise noted, the Fund may hold some cash or cash equivalents for redemption purposes.
The Fund may hold illiquid investments from time to time, depending upon market conditions and events. An illiquid investment is defined as an investment not reasonably expected to be sold or disposed of under current market conditions in seven calendar days or less without significantly changing the value of the investment. An investment, even one that is generally very liquid, may become less liquid or illiquid. The Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. If the value of the Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), the Fund’s net assets are in excess of 15% of illiquid investments, AIS will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.
The Fund may (but is not required to) take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, industry, political or other conditions to try to protect the Fund from potential loss, for redemptions, at start-up of the Fund, in connection with the liquidation of the Fund. These shifts may alter the risk/return characteristics of the Fund and cause the Fund to miss investment opportunities and not to achieve its investment goal. Temporary defensive positions could detract from investment performance in a period of rising market prices but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions. Furthermore, such investment decisions may not anticipate market trends successfully. For further information on the types of investments that the Fund may make while assuming a temporary defensive position, see the SAI, which can be obtained as described in the Where to Go for More Information section of this Prospectus.
The investment objectives and principal investment strategies of the Fund are described in the Fund Summary section of this Prospectus.
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Additional Information About Principal Risks
Risk is the chance that you will lose money on an investment, or that it will not earn as much as you would expect. Every fund has some degree of risk depending on its investments and strategies. All risks described in this Additional Information About Principal Investment Strategies and Principal Risks section are listed alphabetically for reader ease and not by importance of the risk to the Fund as they are in the Fund Summary section. The following provides additional information about the principal risks of the Fund identified in the Fund Summary section.
Performance of the Fund will vary – Performance is affected by changes in the economy and financial markets. The value of the Fund changes as its asset values go up or down. The value of your Shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for the Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for the Fund managed by such firm. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.
•Dividend Paying Risk: While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.
•Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•ETF Risk: The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
•Absence of Active Market: Although the Fund’s shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV.
•APs Concentration Risk: As an ETF, the Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
•Early Close/Trading Halt/Delisting Risk: Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
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•Fund Shares May be Sold Short: Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
•Fund Shares May Trade at Prices Other Than NAV: Shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
•Secondary Market Trading Risk: As an ETF, shares of the Fund trade on the Exchange. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV.
•Trading in Fund Shares is Subject to Expenses: Most Fund investors will buy and sell Fund shares on the Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.”
•Foreign Investment Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. These factors can cause prices of foreign securities to be more volatile than the prices of securities of U.S. issuers. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement and difficulty in enforcing contractual obligations. Political, social, and economic instability, the imposition of economic sanctions, trade restrictions (including tariffs) and other government restrictions by the U.S. and/or other governments, the imposition of currency or capital controls or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy and may adversely affect the values of the Fund’s foreign investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Foreign companies are generally subject to different legal standards, and enforcing legal rights can be difficult, costly and slow in certain foreign countries, and can be particularly difficult against foreign governments.
If the United States imposes economic sanctions against a foreign government or issuers, the Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and the Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, changes in interest rates or exchange rates, and withholding and other taxes. These factors can make investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
Depositary receipts, including ADRs, EDRs, GDRs and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter are subject to the same risks of investments in emerging market countries described above, even if denominated in U.S. dollars because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, these securities may be less liquid or may trade
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at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Among the foreign markets in which the Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Fund’s investments.
•Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Large Transactions Risk: The Fund may experience adverse effects when large shareholders, or a number of shareholders collectively, rapidly or unexpectedly purchase or redeem large amounts of Shares (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Shares at any time.
•Limited Operating History Risk: The Fund is newly formed and has no or a limited operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
•Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund’s ability to sell the holding at the price it has valued
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the holding causing a decline in the Fund’s NAV. For Funds that invest in floating rate loans, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede the Fund’s ability to meet unusually high or unanticipated levels of redemption requests. The Fund may borrow money to the extent permitted under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for the Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.
•Market Risk: Overall market risks may affect the value of the Fund. Factors such as U.S. economic growth and market conditions, interest rate levels and political events affect the securities markets. The prices of securities held by the Fund may decline in response to certain events taking place in the U.S. and around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
•Sector Focus Risk: The Fund may be invested more heavily from time to time (e.g., over 20% of its assets) in a particular sector (which is more broadly defined than an industry classification). If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
•Securities Lending Risk: To the extent the Fund lends its securities, there is a risk that the price of the securities will increase while they are on loan and the collateral received for the loan will not adequately cover their value or additional collateral will not be received from a borrower (if the security is not timely returned). To the extent that the Fund’s collateral is invested (subject to
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reinvestment guidelines approved by the Trust), such investment may decline in value, default or not perform as expected, with the Fund bearing any resulting loss. There is also a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral or delay in recovery of the collateral should the borrower become insolvent or not meet its contractual obligations. In addition, if the Fund’s securities are sold while out on loan, there is a possibility that the sale transaction will not settle in the usual manner, causing additional expenses to that Fund. The Fund retains beneficial ownership and all economic benefits of the securities it has loaned, such as receipt of interest and dividends paid by the securities and any price appreciation but does not have proxy voting rights with respect to loaned securities. There is a risk that securities on loan (if determined to be recalled for voting purposes) will not be recalled in a timely manner to facilitate proxy voting.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Valuation Risk: Valuation risk is the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment and some valuations may involve assumptions, projections, opinions, discount rates, estimated data points and other uncertain or subjective amounts, all of which may prove inaccurate. In addition, the valuation of certain investments held by the Fund may involve the significant use of unobservable and non-market inputs. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Technological issues or other service disruption issues involving third party service providers may also cause the Fund to value its investments incorrectly. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.
Additional Information About Certain Non-Principal Risks
The following provides information about certain non-principal risks of the Fund. While the likelihood of these risks adversely affecting the Fund’s NAV, yield and/or total return under normal circumstances is lower than the Fund’s principal risks, they could nevertheless negatively impact Fund performance should the situations described below materialize.
•Active and Frequent Trading Risk: The Fund may engage in active and frequent trading which could result in higher levels of current tax liability to shareholders in the Fund.
•Artificial Intelligence (“AI”) Technologies Development Risk: Artificial intelligence, including machine learning technology and generative artificial intelligence (collectively, “artificial intelligence”), is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund invests and subject the Fund or the issuers in which the Fund invests to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund or the business, financial condition and
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results of operations of the issuers in which it invests. The Fund, and/or its service providers, or the issuers of securities in which the Fund invests may utilize artificial intelligence technologies in business operations. The Fund’s service providers may use AI as a tool to streamline processes and gain greater efficiencies in operations. Neither the Adviser nor Aristotle Capital use artificial intelligence to make investment decisions for the Fund. It is possible that the information provided through the use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, or constitute infringement of third-party intellectual property rights, leading to adverse effects for the Fund, including, potentially, operational errors, cybersecurity vulnerabilities and investment losses. Moreover, technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to a Manager and the Fund. For instance, the Fund may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within the industry. In addition, investments in technology systems and artificial intelligence by a Manager may not deliver the benefits the Fund expects. The economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
•Cybersecurity Risk: The Fund’s and/or its service provider’s use of the internet, technology, information systems and AI (as applicable) – meaning any and all machine learning, deep learning, and other artificial intelligence technologies, including statistical learning algorithms, models (including large language models), neural networks, and other artificial intelligence tools or methodologies, all software implementations of any of the foregoing, and related hardware or equipment capable of generating various types of content may expose the Fund to risks associated with attack, damage, or unauthorized access. Such risks may include the theft, loss, ransom, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Fund or Fund shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Fund’s investments, accounting and valuation systems, or compliance testing systems used to monitor the Fund’s investments. These events could result in losses to the Fund and Fund shareholders and disrupt the Fund’s day-to-day operations and the portfolio management of the Fund, as well as damage the conduct of business among the Fund, Fund shareholders, the Fund’s service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Fund does not directly control the cybersecurity defenses or plans of the service providers, financial intermediaries, and other parties with which the Fund transacts.
•Derivatives Risk: The Fund’s use of forward commitments, futures contracts, options or swap agreements (types of derivative instruments) as a principal investment strategy subjects the Fund to several risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. These risks are different from, and may be greater than, the risks involved if the Fund were to invest directly in the asset (e.g., a security, currency or index) underlying the derivative (the underlying Reference asset). The use of these instruments may, in some cases, cause the Fund to realize higher amounts of short-term capital gains and ordinary income (generally taxed at ordinary income tax rates) than if the Fund had not engaged in such transactions.
•Counterparty Risk – Derivative transactions that are privately negotiated in the “over-the-counter” market, such as forward commitments and most swap agreements, involve the risk that the party with whom the Fund has entered into the transaction (the counterparty) will be unable to fulfill its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty. Because these instruments are privately negotiated, unlike exchange-traded contracts, they are subject to a greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the underlying Reference asset. For derivatives traded on an exchange or through a central clearinghouse, such as futures contracts and most options, counterparty risk is still present with the Fund’s clearing broker, or the clearinghouse itself.
•Leverage Risk – A forward commitment, futures contract, option or swap agreement provides exposure to potential gain or loss from a change in the level of the market price of the underlying Reference asset (such as a security, currency, index or basket of securities) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the Fund’s position. The use of leverage could result in increased return but also creates the possibility for greater loss on the investment (including larger swings in value for the Fund). In some instances, the loss can exceed the net assets of the Fund.
•Market Risk – Market risk generally refers to risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns. Price volatility of an investment refers to the variation of changes in that investment’s value over time as a result of market movements. Thus, an investment with higher price volatility is likely to have greater price swings over shorter time periods than an investment with lower price volatility, and the Fund that invests in more volatile investments may see its value also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer. Adverse changes in the value or level of the underlying
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Reference asset, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. In addition, changes in the value of a derivative may be more sensitive to market factors than, the underlying Reference asset so that the Fund may lose more than the initial amount invested. Market risk may also impact the Fund’s obligations and exposures.
•Regulatory Risk – Governmental and regulatory actions relating to a fund’s use of derivatives (such as forward commitments, futures contracts, options, and swap agreements) and related instruments, including tax law changes, may limit the Fund’s ability to invest or remain invested in derivatives, increase the costs of the Fund’s derivatives transactions and/or adversely affect the value of derivatives and the Fund’s performance. The Fund will be subject to the requirements of Rule 18f-4 under the 1940 Act regarding the use of derivatives, including the adoption of a derivatives risk management program for certain derivatives users as well as policies and procedures to implement the requirements of the rule.
•Liquidity and Valuation Risk – Where an active secondary market for an over-the-counter derivative instrument (such as forward commitments, options, and most swap agreements) is lacking, the Fund may be unable to exercise, sell or otherwise close its position in the instrument, which could expose the Fund to losses and make the position more difficult for the Fund to value accurately. In these circumstances, the Fund may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Less liquidity also means that more subjectivity may be used in establishing the value of the position. For example, if market quotations are not readily available or reliable for these investments, the investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments.
•Operational Risk – The Fund that engages in derivatives transactions will be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error (including manual processes).
•Correlation Risk – The value of a forward commitment, futures contract, option, or swap agreement may not correlate precisely with the value of its respective underlying Reference asset, and the Fund could therefore lose more than it invested. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged.
•Legal Risk – Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit the Fund’s ability to invest or remain invested in derivatives.
•Premium Risk – The Fund that utilizes options is subject to the risk of losing the premium it paid to purchase an option if the price of the underlying Reference asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that the Fund purchased were allowed to expire without being sold or exercised, its premium would be a loss to the Fund.
•Investment Style Risk: The Fund has its own investment style or overall investment strategy. The Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.
•Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as management, performance, financial leverage, changes in markets in which the issuer offers goods or services, and reduced demand for the issuer’s goods or services.
•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Markets may, in response to governmental actions or intervention, or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack
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of liquidity in the bond markets or adverse investor sentiment, or other events, including a public health crises and pandemics, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. The COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The impact of COVID-19, and other epidemics and pandemics that arise in the future, could affect economies, companies, and the market in general ways that cannot necessarily be foreseen at the present time.
Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly volatile and/or illiquid. In such an event, the Fund may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. The fewer the number of issuers in which the Fund invests and/or the greater the use of leverage, the greater the potential volatility of the Fund’s portfolio. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Please refer to debt instruments risk above.
Political, social or financial instability, civil unrest, geopolitical tensions, wars, acts of terrorism, and rapid technological developments (such as artificial intelligence) are other potential risks that could adversely affect the Fund’s investments or markets generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Any or all of the risks described herein can increase some or all of the other risks associated with the Fund’s investments, including, among others, debt instruments risks, liquidity risk, and valuation risk.
•Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which the Fund invests. Should the Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
•New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.
•Price Volatility Risk: The values of all of the Fund’s investments have the potential to be volatile. Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a fund that invests in more volatile investments may see its price also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
•Redemption Risk: The Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.

ABOUT MANAGEMENT

This section provides information about AIS, Aristotle Capital and [...]. A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with AIS and the sub-advisory agreements between AIS and Aristotle Capital and AIS and [...] will be available in the Fund’s next annual report to shareholders.
AIS
AIS, a Delaware limited liability company, is located at 840 Newport Center Drive, Suite 700, Newport Beach, CA 92660. AIS is registered with the SEC as an investment adviser. AIS was founded in 2022 as a wholly-owned subsidiary of Aristotle Capital Management, LLC (“Aristotle Capital”) and has approximately $[...] billion in assets under management as of [...], 2026, all of which are assets of other series of
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Aristotle Funds, which are offered in separate prospectuses. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. Aristotle Capital is majority owned by employees and its Board of Managers. Aristotle Capital has approximately $[...] billion in assets under management as of [...], 2026.
In its role as investment adviser and administrator, AIS, subject to the review of the Board, supervises the investment activities of the Fund and the Fund’s business affairs and other administrative matters. AIS has retained Aristotle Capital as the sub-adviser to manage the Fund’s portfolio securities and the Trading Sub-Adviser to trade the Fund’s portfolio securities. AIS has the ultimate responsibility, subject to the review of the Board, to oversee and monitor the performance of the Sub-Advisers and recommends the sub-adviser’s hiring, termination and replacement.
AIS also oversees and monitors the nature and quality of the services provided by the Sub-Advisers, including investment performance and execution of investment strategies. AIS conducts due diligence on the Sub-Advisers to evaluate its investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Fund. In addition, AIS performs compliance monitoring services for the Fund to help maintain compliance with applicable laws and regulations. AIS also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.
Management Fees
The Fund pays AIS an annual combined fee (the “Management Fee”), consisting of an advisory fee and supervision and administration fee, for services it requires under what is essentially an all-in fee structure. The Fund pays AIS fees in return for providing investment advisory services. AIS also uses part of the advisory fee to pay for the services of Aristotle Capital and the Trading Sub-Adviser. Additional information about the Supervision and Administration fee is provided below.
The advisory fee for the Fund is paid at the following annual rate:

Fund	Advisory Fee (as a percentage of average net assets)
Aristotle Dividend Equity ETF	[...]%
Under the terms of the Investment Advisory Agreement, AIS is obligated to manage the Fund in accordance with applicable laws and regulations. The investment advisory services of AIS to the Trust are not exclusive under the terms of the Investment Advisory Agreement. AIS is free to, and in the future may, render investment advisory services to others.
Supervision and Administration Fee.
The supervision and administration fee paid to AIS in its capacity as the Fund’s administrator (AIS, in its capacity as administrator, the “Administrator”) is computed as a percentage of the Fund’s (including each Underlying Fund) assets attributable in the aggregate to that class of shares. AIS, as the Fund’s Administrator, provides or procures supervision and administration services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund bears other expenses which are not covered under the supervision and administration fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees; brokerage fees; commissions and other transaction expenses; organizational expenses; costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of the Trust’s Independent Trustees and their counsel. AIS can earn a profit on the supervision and administration fee paid by the Fund. Also, under the terms of the supervision and administration agreement, AIS, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.
The supervision and administration fee for the Fund is paid at the following annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Dividend Equity ETF	[...]%
Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser may in the future apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. While there can be no assurance
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the Order will be granted, if granted it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly owned sub-advisers. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.
Sub-Advisers
The information that follows provides details about the Fund’s sub-advisers: Aristotle Capital and [...], and each individual team member responsible for making investment decisions for the Funds (i.e., portfolio manager), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the day-to-day management of the Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation, other accounts managed and information about the portfolio manager’s ownership of securities in the Fund (if any). The portfolio managers for a Fund may change at the Manager’s discretion.
Aristotle Capital Management, LLC
Aristotle Capital is a Delaware limited liability company formed in 2006. In January 2012, Aristotle Capital merged with Los Angeles-based investment adviser Reed, Conner & Birdwell, LLC (“RCB”), which has origins managing assets dating back to 1959. As of [ ], 2026, Aristotle Capital’s total assets under management were approximately $[ ] billion. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. The firm is majority owned by employees and the Board of Managers.
Portfolio Managers
Howard Gleicher, CFA, Founder, Executive Chairman, Chief Investment Officer and Principal, Mr. Gleicher has been with Aristotle Capital since 2010. Commencing in July 2006, Mr. Gleicher served as the sole manager of a private fund with substantially the same investment goal and strategies as the Global Equity Fund, in his capacity as Chief Executive Officer and Chief Investment Officer at Metropolitan West Capital Management, LLC (“MetWest Capital”). Mr. Gleicher was the strategist for MetWest Capital’s Large Cap Intrinsic Value, International Core Value, and Global Intrinsic Equity strategies. He also served as a senior analyst with MetWest Capital’s investment team. Mr. Gleicher departed MetWest Capital in October 2010 and continued to manage the private fund at Aristotle Capital, commencing in November 2010. Mr. Gleicher founded Aristotle Capital in 2006, and Aristotle Capital registered with the SEC in January 2011. Prior to co-founding MetWest Capital, Mr. Gleicher served as principal, portfolio manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as vice president and equity portfolio manager with Pacific Investment Management Company. Mr. Gleicher began his investment career in 1984. Mr. Gleicher holds Bachelor of Science and Master of Science degrees in Electrical Engineering from Stanford University, and a Master of Business Administration from Harvard Business School and is a CFA® charterholder.
[ ]
Trading Sub-Adviser
[...]
[Trading]
[ ]

HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender its Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all
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of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Determination of Net Asset Value
The NAV of the Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. In addition, any U.S. fixed-income assets may be valued as of the announced closing time of trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.
Valuation Policy
The Board has adopted a policy (“Valuation Policy”) for determining the value of the investments of the Fund of the Trust each business day. Under the Valuation Policy and pursuant to regulatory authority, the Board has designated AIS as its “valuation designee” for fair valuation determinations. AIS’s Valuation Oversight Committee (“VOC”) values the Fund’s investments in accordance with the Valuation Policy. The methodologies used to value the Fund’s investments are described in greater detail in the Investment Valuation subsection below.
Investments for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value.
In determining the fair value of the Fund’s portfolio holdings, AIS, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Sub-Adviser. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Fund Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund imposes transaction
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fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12(d)(1)-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

OTHER FUND INFORMATION

Dividends and Distributions
The Fund expects to declare and pay out dividends, if any, on a quarterly basis. Nonetheless, the Fund may make more frequent dividend payments as determined by the Trust. The Fund expects to distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of Shares. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
General Summary of Tax Consequences
The following discussion relates only to U.S. federal income tax. Refer to the SAI for additional U.S. federal income tax information. The consequences under other tax laws may differ. You should consult with your tax adviser regarding the possible application of foreign, state, and local income tax laws to Fund dividends and capital gains distributions. Aristotle Funds, its Distributor (Foreside Financial Services, LLC), its Administrator (AIS), its Sub-Administrator (U.S. Bank Global Fund Services) and each of their respective affiliates and representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax adviser.
The Fund will distribute substantially all of its income and realized capital gains to its shareholders every year. These distributions may be taxed as either ordinary income, “qualified dividends,” or long-term capital gains. U.S. federal income taxes on capital gains distributions are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the shares in the Fund, and there is no requirement that the Fund takes into consideration any tax implications when implementing its investment strategies. Funds with high portfolio turnover may realize gains at an earlier time than Funds with a lower turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates. All distributions paid by the Fund will generally be taxable to you regardless of whether they are paid in cash or reinvested in additional Shares. Shareholders should note that the Fund may have distributions of income and capital gains to shareholders, which will be taxable to shareholders, even when Share values have declined.
Generally, shareholders are subject to U.S. federal income tax on Fund dividends or distributions or on sales of Shares. However, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the IRC, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Shares within such tax-exempt accounts. Accordingly, a plan participant whose retirement plan invests in the Fund generally is not taxed on dividends or distributions received by the plan or on sales of Shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income and may be subject to a 10% federal penalty tax if taken prior to the age of 59 1⁄2.
Currently, the maximum tax rate for individual taxpayers on long-term capital gains and qualified dividends is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. This rate does not apply to corporate taxpayers. Distributions of earnings from non-qualifying dividends, income with respect to swaps, interest income and short-term capital gains will be taxed at the taxpayer’s ordinary income tax rate. Distributions from funds investing in bonds and other debt instruments or swaps will not generally qualify for the lower rates. Funds that invest in companies not paying significant dividends on their stock will not generally derive much qualifying dividend income that is eligible for the lower rate on qualified dividends. In addition, certain holding period requirements must be satisfied by both the Fund and shareholder in order to be eligible for lower rates on qualified dividends.
The Fund’s transactions in derivatives will be subject to special tax rules, which may result in a higher percentage of the Fund’s distributions being taxed to shareholders at ordinary income rates than if the Fund did not invest in derivatives.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
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You will generally be subject to tax on distributions paid from income or gains earned prior to your investment, which are included in the share price you pay. For example, if you were to buy shares on or just before the record date of the Fund distribution, you would pay full price for the shares and may receive a portion of your investment back as a taxable distribution. If the Fund were to declare a distribution in October, November or December but pay it in January, you generally would be taxed on the amount of the distribution as if you were to receive it in the previous year. Any gain resulting from selling or exchanging shares will generally be subject to U.S. federal income tax. Any such gain or loss upon a sale, redemption, or exchange of shares would be a capital gain or loss if you were to hold the shares as a capital asset at the time of the sale, redemption, or exchange. This gain or loss would generally be a long-term capital gain or loss if you were to hold the shares for more than one year; otherwise, such gain or loss would generally be a short-term capital gain or loss.
You must provide your correct taxpayer identification number and certify that you are not subject to backup withholding for the Fund in which you invest. If not, the Fund would be required to withhold a portion of your taxable distributions and redemption proceeds as backup withholding. The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amount withheld may be credited against your U.S. federal income tax liability.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Trust Organization
Aristotle Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Aristotle Funds,” the “Trust” or “We.” Its business and affairs are managed by its Board. The Trust is comprised of multiple series, some of which are offered in a separate prospectus or prospectuses. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the IRC. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund.
Derivative Actions
The Declaration of Trust provides that shareholders may bring a derivative action on behalf of the Trust with respect to the Fund or a class only if certain conditions are met, including in certain cases that a shareholder make a pre-suit demand upon the Trustees to bring the subject action and that the Trustees be afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. The Trustees may require an undertaking by those shareholders making a pre-suit demand to reimburse the Trust for the expense of any counsel or advisors that may be retained by the Trustees to consider the merits of such request in the event that the Trustees determine not to bring a derivative action.

DISTRIBUTION

The Distributor, Foreside Financial Services, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of
21

the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, ME 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time, these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at aristotlefunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special or consequential damages even if notified of the possibility thereof.
The Adviser, the Sub-Advisers and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

FINANCIAL HIGHLIGHTS

Financial information about the Fund is not provided because, as of the date of this Prospectus, the Fund has not yet commenced operations.
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WHERE TO GO FOR MORE INFORMATION

You can find more information about the Fund in the following documents:
Annual and Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR, when available, will provide additional information about Fund investments. The Fund’s annual report discusses how investment strategies and Fund performance have responded to recent market conditions and economic trends during the last fiscal year. The Trust’s Form N-CSR lists the holdings of the Fund and includes the Fund’s annual and semi-annual financial statements. When available, the Fund’s annual and semi-annual reports and the Trust’s Form N-CSR may be obtained as noted below. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements.
SAI
The SAI contains detailed information about the Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Fund’s portfolio holdings. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
How to Obtain Documents
The prospectuses, the SAI, annual and semi-annual reports and other information and regulatory documents of the Trust, once filed, are available, free of charge, on the Trust’s website (aristotlefunds.com). You can obtain free copies of these documents, request other information, or make general inquiries about the Fund by calling 844-ARISTTL (844-274-7885).
How to Contact the U.S. Securities and Exchange Commission
You may also access reports and other information about the Fund on the EDGAR Database on the Commission’s Internet site at www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
FINRA BrokerCheck
The Financial Industry Regulatory Authority (“FINRA”) provides investor protection education through its website and printed materials. The FINRA website address is www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck may be obtained from FINRA. The FINRA BrokerCheck hotline number is 1-800-289-9999. FINRA does not charge a fee for BrokerCheck services.

SEC file number 811-23850

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Subject to completion, dated October 2, 2026
The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.
ARISTOTLE FUNDS SERIES TRUST
STATEMENT OF ADDITIONAL INFORMATION
Dated [...], 2026
Aristotle Funds Series Trust (the “Trust”), which may be referred to as “Aristotle Funds,” is an open-end management investment company that is comprised of multiple series. This statement of additional information (“SAI”) relates to the following series (the “Fund”).

FUND	TICKER SYMBOL
Aristotle Dividend Equity ETF	ARDE
Listed on The Nasdaq Stock Market LLC

The Fund’s investment adviser is Aristotle Investment Services, LLC (“AIS” or “Adviser”). Aristotle Capital Management, LLC (“Aristotle Capital”) serves as the Fund’s sub-adviser to manage the Fund’s portfolio securities and […] (the “Trading Sub-Adviser” and together with Aristotle Capital, the “Sub-Advisers”) serves as the Fund’s sub-adviser to trade the Fund’s portfolio securities. This SAI has been filed with the U.S. Securities and Exchange Commission (the “SEC”) as part of the Trust’s Registration Statement and is intended to supplement the information provided in the Trust’s prospectus and summary prospectus for the Fund listed above dated [...], 2026, and any supplements thereto (“Prospectus” or “Prospectuses”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Prospectuses and retained for future reference. The entire content of this SAI is incorporated by reference into the Prospectuses. A copy of the Prospectuses, and, when available, a copy of the Fund’s most recent Form N-CSR, can be obtained free of charge from the Fund’s distributor or from the Trust at the Internet website address or telephone number listed below.

Distributor: Foreside Financial Services, LLC	Fund information: Aristotle Funds Series Trust
190 Middle Street, Suite 301 Portland, ME 04101	11100 Santa Monica Blvd., Suite 1700 Los Angeles, CA 90025
(207) 553-7110	844-ARISTTL (844-274-7885)

Website: aristotlefunds.com

INTRODUCTION
This SAI is designed to elaborate upon information contained in the Prospectus and provides additional information about the Fund and the Trust. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in additional information about the Fund and the Trust. Terms defined herein may have previously been defined in the Prospectus.
The Fund offers and issues its shares (“Shares”) at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally issues Shares in exchange for (a)(i) a basket of securities (“Deposit Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of any or all of the Deposit Securities (“Deposit Cash”) and (b) a specified cash payment (“Cash Component”). The Fund also generally redeems its Shares only in Creation Unit aggregations for (a)(i) a basket of securities included in its portfolio (“Fund Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of the Fund Securities and (b) a specified cash payment (“Cash Redemption Amount”). The Trust reserves the right to permit or require the substitution of a cash in lieu amount to replace any Deposit Security or any Fund Security in connection with the purchase or redemption, respectively, of a Creation Unit. Shares are listed on The Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 20,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INVESTMENT STRATEGIES OF THE FUND
The investment goal and principal investment strategies of the Fund are described in the Prospectus. The following descriptions and the information in the “Investment Restrictions” section provide more detailed information on additional investment policies and investment strategies for the Fund and are intended to supplement the information provided in the Prospectus. The Adviser may, in consultation with the Aristotle Capital, revise investment policies, strategies and restrictions for the Fund other than fundamental policies of the Fund. Any percentage limitations noted, unless otherwise specified, are based on market value at the time of investment. If net assets are not specified, then percentage limits refer to total assets. Net assets are assets in the Fund, minus any liabilities. Total assets are equal to the fair value of securities owned, cash, receivables, and other assets before deducting liabilities. The Adviser and the Sub-Advisers may rely on existing or future laws, rules, exemptive orders, and no-action or interpretive positions adopted by the SEC staff (or Commodity Futures Trading Commission (“CFTC”) or other regulatory or self-regulatory agency) in determining whether their actions are in compliance with applicable laws and rules.
Unless otherwise noted, the Fund may invest in other types of securities and investments and/or the Adviser or Sub-Advisers may use other investment strategies in managing the Fund, which include those securities, investments and investment techniques not specifically noted or prohibited in the Prospectuses or this SAI that the Adviser or Sub-Advisers reasonably believe are compatible with the investment goals and policies of that Fund.
Unless otherwise noted, the Fund may lend up to 33⅓% of its assets to broker-dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid investments.
The Fund may, in addition to other permissible investments, invest in money market funds, including those it manages, as a means of return on cash, as permitted by the Investment Company Act of 1940, as amended (“1940 Act”) and rules promulgated thereunder.
In general, if the Fund takes a temporary defensive position as described in the General Investment Information section of the Prospectuses, it may assume a temporary defensive position that is inconsistent with its principal investment goal(s) and/or strategies by temporarily investing (partially or extensively) in U.S. government securities such as U.S. Treasuries, high quality corporate debt securities/debt obligations, money market instruments (short-term high-quality instruments) and/or cash equivalents (including overnight investments). The Prospectuses and this SAI may include limitations on the types of investments or include additional investments the Fund may utilize for temporary defensive position purposes.
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: [ ]
DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS
Below are descriptions of certain securities and investments that the Fund may use, subject to the Fund’s investment restrictions and other limitations, and their related risks as well as other risks to which the Fund may be exposed. Unless otherwise stated in the Prospectus, many investment strategies, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Aristotle Capital may elect to engage or not to engage in the various techniques at its sole discretion. Hedging may not be cost-effective, hedging techniques may not be available when sought to be used by Aristotle Capital may simply elect not to engage in hedging and have the Fund assume full risk of the investments. Investors should not assume that the Fund will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.
Equity Securities
Common and preferred stocks represent an ownership interest, or the right to acquire an ownership interest, in an issuer.
The value of a company’s stock may fall as a result of factors directly related to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are less directly related to the company or its industry, such as changes in interest rates or currency exchange rates.
Preferred stock generally has a greater priority to a company’s earnings and assets. A company generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt, and dividends on preferred stock are paid before common stock. For this reason, the value of a company’s common stock will usually react more strongly than its bonds and other debt and preferred stock to actual or perceived changes in the company’s financial condition or outlook. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.
Common and preferred stocks generally provide different voting rights. Common stock typically entitles the owner to vote on matters related to the company while preferred stock does not typically carry voting rights.
Common and preferred stocks have different priority in the event of the bankruptcy and/or insolvency of the company. In the event the issuer declares bankruptcy or is otherwise insolvent, the claims of secured and unsecured creditors and owners of bonds and other debt take precedence over the claims of those who own common and preferred stock. For this reason, the value of common and preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may entitle the owner to receive, in preference to the holders of common stock, a fixed share of the proceeds resulting from a liquidation of the company.
Common and preferred stocks also generally provide different dividend rights. Common stock owners are typically entitled to receive dividends declared and paid on such shares. Preferred stock, unlike common stock, often has a stated dividend rate payable from the company’s earnings. Preferred stock dividends may pay out at fixed or adjustable rates of return, and can be cumulative or non-cumulative, participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the company’s common stock, while a dividend on non-cumulative preferred stock that has not been paid on the stated dividend period is typically lost forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stated dividend. Adjustable-rate preferred stock pays a dividend that is adjustable on a periodic basis, generally based on changes in certain interest rates. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock are subject, including issuer-specific and market risks, but is also subject to many of the risks to which debt securities are subject, such as interest rate risk. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity-related securities share certain characteristics of equity securities and may include depositary receipts, convertible securities and warrants. These instruments are discussed elsewhere in the Prospectus and this SAI. Equity-related securities are subject to many of the same risks, although possibly to different degrees.
Real Estate Investment Trusts (“REITs”). A REIT is a type of equity security that pools investors’ funds for investment primarily in income-producing real estate or in loans or interests related to real estate and often trades on exchanges like a stock. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with a regulatory requirement that it distributes to its shareholders or unit holders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Data centers and digital infrastructure companies are often structured as REITs and are exposed to risks both to real estate as well as the risks that relate specifically to the way in which they are utilized and operated. Data center and digital infrastructure companies may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers.
REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unit holders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in interest rates, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.
Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. Also, real estate can be destroyed by human activities, including criminal acts, or other events such as natural disasters.
Initial Public Offering (“IPO”) and Secondary Offering. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, newer companies seeking capital financing to expand, but can also be done by large privately-owned companies looking to become publicly traded. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if a Fund is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The values of securities involved in IPOs are subject to greater volatility and unpredictability than more established stocks. For newer companies, there is often little historical data with which to analyze the company, making it more difficult to predict what the stock will do on its initial day of trading and in the near future. Also, most IPOs are done by companies going through transition, and are therefore subject to additional uncertainty regarding their future value. A secondary offering is the issuance of new stock to the public by a company that has already made its IPO. Secondary offerings are usually made by companies seeking to refinance or raise capital for growth.
Exchange Traded Products (“ETPs”)
The Fund may invest in ETPs. While the risks of owning shares of an ETP generally reflect the risks of owning the underlying investments of the ETP, lack of liquidity in the ETP can result in its value being more volatile than its underlying portfolio investments. In addition, the value of an exchange traded note (“ETN”) may be influenced by time to maturity, level of supply and demand for the ETN, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. An ETP can trade at prices higher or lower than the value of its underlying assets. In addition, an active trading market for shares of an ETP may not develop or be maintained and trading in the ETP may be halted by the exchange on which it trades.
Through its investment in an ETP, the Fund is subject to the risks associated with the ETP’s underlying investments, including the possibility that the value of the securities or other assets held by the ETP could decrease. Fund exposure to a particular risk will be proportionate to the Fund’s overall allocation and an ETP’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the ETP’s operating expenses. Consequently, an investment in the Fund could entail more direct and indirect expenses than a direct investment in an ETP.
Exchange-Traded Notes (“ETNs”)
ETNs are notes representing debt of an issuer, usually a financial institution. The performance of an ETN is based on the performance of one or more underlying assets, reference rates or indices as well as the market for that ETN.
An ETN includes features similar to both an exchange-traded fund (“ETF”) and debt securities. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return generally linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked. An ETN that is tied to a reference instrument may not exactly replicate the performance of the reference instrument, and they incur certain expenses not incurred by their applicable reference instrument. Unlike some debt securities, ETNs do not make periodic interest payments, and its principal is not protected. ETNs are meant to be held until maturity, and thus may have restrictions on their redemption and secondary market illiquidity.
The Fund bears the risk that the issuer of these securities may default on its obligation under the security, and the value of an ETN could be influenced by the credit rating of the issuer despite no changes in the underlying reference instrument. The value of an ETN may also be impacted by the following: time to maturity; market volatility (for the ETN and/or its underlying reference instrument); market liquidity; changes in the applicable interest rates; the performance of the reference instrument; changes in the issuer’s credit rating; and any impact that economic, legal, political or geographic events may have on the reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a current price. ETNs that use leverage allows for greater potential return, but the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the note itself may still need to be repaid.
Borrowing and Leveraged Transactions
The Fund may borrow money to the extent permitted under the 1940 Act. Under the 1940 Act, the Fund may not borrow money from a bank if, as a result of such borrowing, the total amount of all money borrowed by the Fund exceeds 33 1/3% of the value of its total assets including borrowings, less liabilities exclusive of borrowings. This means that the 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment strategy perspective to sell those holdings at that time. Except as otherwise provided in this SAI or the Prospectuses, the Fund also may borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets. This borrowing may be secured or unsecured. Borrowing may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund. The cost of borrowing may reduce the Fund’s return. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The SEC takes the position that other transactions in which the Fund may enter into that have a leveraging effect on the capital structure of the Fund can be viewed as a form of “senior security” of the Fund for purposes of Section 18(f) of the 1940 Act, which generally prohibits funds from issuing senior securities. These senior securities may include selling securities short, buying and selling certain derivatives (such as futures contracts, options, forward contracts, or swap agreements), engaging in when-issued, delayed-delivery, forward-commitments (such as mortgage dollar rolls), reverse repurchase agreements or sale-buybacks and other investment strategies or techniques that have a leveraging effect on the capital structure of the Fund or may be viewed as economically equivalent to borrowing. The Fund may invest in derivatives transactions in compliance with Rule 18f-4 under the 1940 Act. As required by Rule 18f-4, the Trust adopted and implemented a derivatives risk management program governing the use of derivatives by the Fund through, among other things, the application of a value-at-risk (“VaR”) based limit to the Fund’s derivatives exposure. Compliance with Rule 18f-4 may restrict the Fund’s ability to utilize derivative investments and financing transactions and prevent the Fund from implementing its principal investment strategies in the manner that it has historically, which may adversely affect its performance. While elements prescribed by Rule 18f-4 such as the derivatives risk management program and the VaR limit are designed to assist in the assessment and management of derivatives risk, there is no guarantee they will be effective in reducing the risks inherent in the Fund’s derivative investments.
Restricted and Unregistered Securities
The securities in which the Fund may invest could be unregistered and/or have restrictions or conditions attached to their resale.
Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example, restricted securities issued in reliance on Rule 144A under the 1933 Act are subject to restrictions on resale but can be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.
Some unregistered securities may require registration. Where registration is required, the Fund (as a registrant) could be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.
In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to the Fund and may also issue warrants enabling the Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, the Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to the Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.
Small-Capitalization Stocks
Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by the Fund of securities to meet redemptions, or otherwise, may require the Fund to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.
Foreign Securities
Foreign securities may be listed or traded in the form of depositary receipts including, but not limited to, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”) and non-voting depositary receipts (“NVDRs,” and collectively, “Depositary Receipts”). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or OTC in the United States. EDRs, IDRs and GDRs are receipts evidencing an arrangement with a foreign bank similar to that for ADRs and are designed for use in the foreign (non-U.S.) securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. NVDRs have similar financial rights as common stocks but do not have voting rights.
Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), the impact of economic sanctions, and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. The United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit the Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by the Fund and may require the Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact the Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on the Fund, such events could significantly harm the Fund’s performance.
Additionally, income (including dividends and interest) and capital gains from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or OTC markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in Depositary Receipts involves many of the same risks associated with investing in securities of foreign issuers.
There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.
Semi-governmental securities are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers. Eurobonds are bonds denominated in U.S. dollars or other currencies and sold to investors outside the country where currency is used. Yankee bonds are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee bonds are subject to certain sovereign risks.
It is contemplated that most foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange (“NYSE”), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on their transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.
The dividends and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.
Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See the “Transfer Agency and Custody Services” section for more information concerning the Trust’s custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Fund, will not occur, and shareholders bear the risk of losses arising from these or other events.
There are frequently additional expenses associated with maintaining the custody of foreign investments. Expenses of maintaining custody of Fund investments are paid by the Fund. This may lead to higher expenses for Fund.
Unless otherwise noted, an issuer of a security may be deemed to be located in or economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be located in or economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), Aristotle Capital may classify the issuer in its discretion based on an assessment of the relevant facts and circumstances.
Supranational Entities. Supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the “World Bank”) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Eurozone Risk. The European Economic and Monetary Union, often referred to as the “Eurozone,” is a group of member countries that have adopted the euro as their official currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). As a Eurozone member, a country’s ability to address any budgetary and economic issues may be limited due to the restrictions on public debt, inflation and deficits that are placed on member countries, or due to political or fiscal policy considerations.
Certain countries have required financial assistance from other Eurozone countries and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. There is no assurance that such financial assistance will be provided to the same or additional countries in the future. The economic difficulties of a Eurozone country may negatively impact other Eurozone countries and euro-denominated securities that are not directly tied to that country.
As a result of economic difficulties, one or more Eurozone countries might abandon the euro and return to a national currency. The effects of such an event might have significant negative impacts on that country, the rest of the European Union (“EU”), and global markets, including the United States. The abandonment of the euro by any one country would likely have a destabilizing effect on all Eurozone countries and may result in other Eurozone countries returning to a national currency, resulting in further market turmoil. In the event a country abandoned the euro, there may be difficulties determining the valuation of the Fund’s investments in that country. There would also likely be operational difficulties related to the settlement of trades of the Fund’s euro-denominated holdings, including derivatives, in that country, and the Fund’s euro-denominated holdings may be redenominated in another currency. Under such circumstances, investments denominated in euros or redenominated in replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired, and the value of euro-denominated investments may decline significantly and unpredictably.
In addition, if a country were to leave the EU (voluntarily or involuntarily), the effect of such an event has the potential to significantly impact local and/or global markets and economies, as well as trade agreements, regulations and treaties. For example, the Fund may face potential risks associated with the United Kingdom’s withdrawal from the EU and the European Economic Area on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which period EU law continued to apply in the United Kingdom. New EU legislation that took effect before the end of the transition period also applies in the United Kingdom. The transition period ended on December 31, 2020. On December 30, 2020, the EU and United Kingdom signed an agreement on the terms governing certain aspects of the EU’s and the United Kingdom’s relationship following the end of the transition period, the EU-UK Trade and Cooperation Agreement (the “TCA”). Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom’s post-transition framework, and in particular as to the arrangements which will apply to the United Kingdom’s relationships with the EU and with other countries, which is continuing to develop to date. This uncertainty may, at any stage, adversely affect the Fund and its investments. There may be detrimental implications for the value of the Fund’s investments and/or its ability to implement its investment program. This may be due to, among other things: increased uncertainty and volatility in the United Kingdom, the EU and other financial markets; fluctuations in asset values; fluctuations in exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. Any of these events, as well as an exit or expulsion of an EU member state other than the United Kingdom from the EU, could negatively impact Fund returns. The ultimate effects of these events and other socio-political or geo-political issues are not known but could profoundly affect global economies and markets.
Passive Foreign Investment Companies (“PFICs”). The Fund may invest in the stock of foreign corporations, which may be classified under the Code, as PFICs. In general, a foreign corporation is categorized as a PFIC if either (i) 75% or more of its gross income is from passive income (as defined in Section 1297 of the Code), or (ii) 50% or more of the value of its assets either produce or are held for the production of passive income.
PFICs are subject to complicated and strict tax guidelines imposed by the IRS. For additional information, see the “Taxation” section.
Investments in Other Investment Company Securities
The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies. Under the 1940 Act, subject to certain exceptions, the Fund may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies (the “Fund-of-Funds Limitations”). Such investments may include open-end investment companies, closed-end investment companies, unit investment trusts (“UITs”) and ETFs. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act, such as hedge funds or private investment funds. The Fund may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. In some instances, the Fund may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when the Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations.
In addition, pursuant to Rule 12d1-4 under the 1940 Act, the Fund may invest in excess of the Fund-of-Funds Limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Fund is investing in shares issued by affiliated funds. In addition, the Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Fund-of-Funds Limitations. Further, if shares of the Fund are purchased by another fund beyond the Fund-of-Funds Limitations, and the Fund purchases shares of another investment company, the Fund will not be able to make new investments in other funds, including private funds exempt from the definition of “investment company” under the 1940 Act by Sections 3(c)(1) or 3(c)(7) thereof, if, as a result of such investment, more than 10% of the Fund’s assets would be invested in other funds.
Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when Aristotle Capital desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.
Exchange-Traded Funds (“ETFs”). Individual investments in ETFs generally are not redeemable, but are instead purchased and sold on a secondary market, such as an exchange, similar to a share of common stock. Large quantities of ETFs, also known as “Creation Units,” are redeemable directly from the ETF. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.
The price of an ETF is based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of the securities held by the ETF. ETFs include, among others, SPDRs, Optimized Portfolios as Listed Securities (“OPALS”) and iShares. ETFs generally acquire and hold securities of all of the companies, or a representative sampling, that are components of a particular index. ETFs may also be actively managed similar to other types of investment companies. Typically, ETFs are intended to provide investment results that, before fees and expenses, generally correspond to the price and yield performance of the target index, and the value of their shares should, under normal circumstances, closely track the value of that index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to exactly match the performance of the index. As a security listed on an exchange and traded in the secondary market, ETF shares may trade at a premium or discount to their NAV, and trading in ETF shares may be suspended or halted by its listing exchange.
Money Market Funds. A money market fund (also called a money market mutual fund) is an open-end investment company that typically invests in cash, short-term debt securities such as U.S. Treasury bills, repurchase agreements, commercial paper, bank time deposits, certificates of deposits and other cash equivalents. Money market funds in the United States are subject to regulatory limits on the quality, maturity and diversity of their investments. Certain money market funds seek to maintain a stable NAV, usually at

$1.00 per share. However, there is no assurance that these money market funds will be successful in maintaining a stable NAV. Certain other money market funds have a NAV that will fluctuate (or “float”) in value. As a result, when the Fund sells the shares of money market funds that it owns, they may be worth more or less than what the Fund originally paid for them. In addition, a money market fund may have the ability to impose liquidity fees or temporary redemption suspensions, thus impacting the liquidity of the fund. It is possible to lose money by investing in money market funds.
Securities Lending
To seek to generate additional income, the Trust has entered into a securities lending program whereby participating Funds will loan out their securities to qualified brokers, dealers and financial institutions (“borrowers”). Pursuant to this program, the Fund may make secured loans of its portfolio securities to the borrower provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Fund will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33⅓% of the total assets of the Fund. For purposes of determining compliance with the 33⅓%, total assets may include the value of the collateral. The Fund generally will receive from a borrower a negotiated loan fee as well as amounts equal to any dividends or interest paid on the borrowed securities. Voting rights may pass with the loaned securities, but the Fund will retain the right to call any security in anticipation of any material vote.
The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Derivatives
Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives which are traded on exchanges have standardized contracts and can generally be bought and sold easily, and their market values are determined and published daily. Non-standardized derivatives (such as swap agreements), tend to be more specialized and more complex, and may be harder to value. Derivatives may create leverage, enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures, options on futures, forward currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements and swaptions.
Aristotle Capital may use derivatives for a variety of reasons, including for example, (i) to enhance the Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect the Fund’s unrealized gains reflected in the value of its portfolio securities, (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of the Fund. In addition, the Fund may receive warrants or other derivatives in connection with corporate actions.
Aristotle Capital may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Aristotle Capital’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily having had the benefit of observing the performance of the derivative under all possible market conditions. Derivatives are subject to a number of risks described elsewhere in the Prospectuses and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. Other risks arise from the Fund’s potential inability to terminate or sell its derivatives positions as a liquid secondary market for such positions may not exist at times when the Fund may wish to terminate or sell them. OTC instruments (investments not traded on the exchange) may be less liquid or illiquid, and transactions in derivatives traded in the OTC are subject to the risk that the counterparty will not meet its obligations.
The Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions. There can be no assurance that the use of derivative instruments will benefit the Fund.
Changes in regulation relating to a registered investment company’s use of derivatives could potentially limit or impact the ability of the Fund to invest or remain invested in derivatives and adversely affect the value or performance of derivatives and the Fund. For example, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Under Rule 18f-4, the derivatives exposure of a fund is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Additionally, subject to certain conditions, limited derivatives users (as defined in Rule 18f-4) are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with the new rule by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. The new rule may limit the Fund’s ability to use derivatives as part of its investment strategy.
AIS, on behalf of the Fund, has claimed an exclusion from the definition of a commodity pool operator under CFTC Regulation 4.5 and, therefore, is not subject to regulation under the Commodity Exchange Act (“CEA”) for the Fund. In order for AIS to claim the exclusion, the Fund is limited in their ability to invest in commodity futures, options on commodities or commodity futures and swaps. To the extent AIS, on behalf of any Fund, becomes no longer eligible to claim an exclusion from CFTC regulation, such Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exclusion from CFTC regulation, or AIS may determine that the Fund will operate subject to CFTC regulation. If the Fund operates subject to CFTC regulation, it may incur additional expenses. If the Fund adopts substantial investment strategy changes, it may affect its performance, as well as its fees and expenses.
Indirect Exposure to Cryptocurrencies Risk
Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Although the Fund has no current intention of directly investing in cryptocurrencies, the Fund may have indirect exposure to cryptocurrencies by investing in the securities of companies that provide technology or services which support a digital exchange or payment network (such as banks, payment service providers, or other financial services companies), provide technology which can be used in the mining of Bitcoin (such as manufacturers of graphics processing units) or hold cryptocurrency assets on their balance sheet (including publicly traded operating companies in unrelated industries). The Fund may also invest in securities of issuers which provide cryptocurrency-related services.
Cryptocurrencies (some of the most well-known include Bitcoin, Dogecoin and Ethereum) are not backed by any government, corporation, or other identified body. Trading markets for cryptocurrencies are often unregulated and may be more exposed to operational or technical issues as well as the potential for fraud or manipulation than established, regulated exchanges for securities, derivatives and traditional currencies.
Cryptocurrencies have been subject to significant fluctuations in value. The value of a cryptocurrency may significantly fluctuate precipitously (including declining to zero) and unpredictably for a variety of reasons, including, but not limited to: investor perceptions and expectations; regulatory changes; general economic conditions; adoption and use in the retail and commercial marketplace; public opinion regarding the environmental impact of the creation (“minting” or “mining”) of cryptocurrency; confidence in, and the maintenance and development of, its network and open-source software protocols such as blockchain for ensuring the integrity of cryptocurrency transactional data; and general risks tied to the use of information technologies, including cybersecurity risks.
Cybersecurity Risk
The use of technology is prevalent in the financial industry, including the Fund’s’ management and operations. As a result, the Fund is susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Fund or shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Fund’s investments, accounting and valuation systems, or compliance testing systems used to monitor the Fund’s investments. A cybersecurity breach may result in financial losses to the Fund and shareholders; the inability of the Fund to timely process transactions or conduct trades; delays or mistakes in materials provided to shareholders; errors or delays in the calculation of Fund’s NAVs; violations of privacy and other laws (including those related to identity theft); regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Adviser, Sub-Advisers, the Distributor and other service providers to the Fund, as well as financial intermediaries and parties with which the Fund does business, which in turn could result in losses to the Fund and shareholders and disruptions to the conduct of business between the Fund, shareholders, the Fund’s service providers and/or financial intermediaries.
While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Fund does not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Fund transacts.
Operational Risk and Business Continuity Plan
The Adviser, its affiliates and/or the Trust’s material service providers may experience business disruptions that could negatively impact their ability to provide services to the Fund. While the Adviser maintains a Business Continuity Plan (“BCP”) and has processes in place that are designed to minimize the disruption of normal business operations in the event of an adverse incident, there are inherent limitations in such plans and processes, including the possibility that certain systems and/or recovery processes do not work as intended. In addition, the Adviser and its affiliates do not control the operational systems or functions of the Trust’s third-party service providers. While the BCP is routinely tested and monitored, under certain circumstances the Adviser, its affiliates, and/or service providers to the Trust could be prevented or hindered from providing essential services to the Trust for extended periods of time. These disruptions could significantly impact the Trust’s business operations including, but not limited to, interfering with the ability to process shareholder transactions, trade or value portfolio holdings and/or timely calculate the Fund’s NAV.
Geopolitical, Social and Economic Risk
Geopolitical, social, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest, and tariff and trade wars) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
For example, in early 2020, a novel coronavirus and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. In addition, U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuers have an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line of credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which such Fund invests. The government response to these events, including emergency health measures, welfare benefit programs, fiscal stimulus, industry support programs, and measures that impact interest rates, among other responses, is also a factor that may impact the financial markets and the value of the Fund’s holdings. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type. The Fund will also be negatively affected if the operations and effectiveness of the Fund or its key service providers are compromised or if necessary or beneficial systems and processes are disrupted.
Foreign countries, companies, or individuals may become subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of the Fund’s investments, and could impair such Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sanctions and similar measures could result in downgrades in credit ratings of the sanctioned country or companies located in or economically exposed to the sanctioned country or company, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. The Fund may be prohibited from investing in securities issued by companies subject to such restrictions, and sanctions or other similar measures could significantly delay or prevent the settlement of securities transactions. For example, in 2020, the U.S. government imposed sanctions generally prohibiting U.S. investors from directly or indirectly purchasing or otherwise gaining exposure to certain securities identified as having ties to China’s military and related industries. In 2022, because of ongoing regional armed conflict in Europe, many countries around the world, including the United States, imposed sanctions on Russia. Such sanctions have included, among others, freezing the assets of particular entities and persons, and banning Russia from global payment systems that facilitate cross-border payments. These sanctions and similar measures could result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of instruments in which the Fund invests. These and potential similar future sanctions may limit the potential universe of securities in which the Fund may invest, may require the Fund to freeze or divest its existing investments in a company that becomes subject to such restrictions, and may negatively impact investment performance of the Fund.
The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products.
Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.
Regulatory and Legal Risk
The regulation of investments, investment companies, and investment advisers is an evolving area of law and is subject to modification by governmental and judicial actions. It is not possible to determine the full extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any such proposals will become law. Compliance with any new laws or regulations could be difficult, increase the fees and expenses for the Fund, and may impact the manner in which the Fund conducts business, the investment performance of the Fund, and/or the viability of the Fund. Furthermore, new laws or regulations may subject the Trust, the Fund and/or shareholders to increased taxes or other costs.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. The vote of a majority of the outstanding voting securities of the Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less. Under these restrictions, the Fund:
(i) may not invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements with respect thereto);
(ii) may purchase or sell real estate to the extent permitted by applicable law;
(iii) may borrow money and issue senior securities to the extent permitted by applicable law;
(iv) may make loans to the extent permitted by applicable law;
(v) may underwrite securities to the extent permitted by applicable law; and
(vi) may purchase and sell commodities to the extent permitted by applicable law.
Non-Fundamental Summaries of Current Legal Requirements and Interpretations Related to Certain Fundamental Investment Restrictions
This section summarizes current legal requirements and interpretations applicable to the Fund with respect to certain of the fundamental investment restrictions listed above. The current legal requirements and interpretations are subject to change at any time, and this section may be revised at any time to reflect changes in legal requirements or interpretations, or to further clarify existing requirements or interpretations. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements and interpretations should consult their own counsel.
With respect to fundamental investment restriction (i): For purposes of complying with this restriction, the Fund, in consultation with Aristotle Capital, utilizes its own industry classifications. In addition, Government-issued mortgage-related securities, including CMOs, are considered government securities.
Investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to the Fund’s industry concentration policy. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
In addition, as this restriction relates to investments in asset-backed securities (including CLOs), the Fund does not take into account, and may not have sufficient information to ascertain, the exposure to a particular industry or group of industries as a result of investing in asset-backed securities. Accordingly, the Fund takes the position that, to the extent its investments in asset-backed securities could be construed to result in a concentration of industry or group of industries, it would not be due to any knowing or intentional exercise of a freedom of action reserved by the Fund to so concentrate. To facilitate these positions, the Fund takes the position with respect to concentration in any particular industry or group of industries, that any asset-backed securities (including CLOs) do not represent interests in any particular industry or group of industries and the Fund’s fundamental investment policy above, with respect to concentration, does not operate to limit the ability of the Fund to purchase such securities in any amount.
Notwithstanding the foregoing, to the extent sufficient information is reasonably available and a look-through analysis is appropriate under then-current SEC or Staff guidance, the Fund will make a reasonable effort to consider the underlying exposures of CLOs and other asset-backed securities for purposes of applying its industry concentration policy. Further, for purposes of the Fund’s fundamental restriction related to industry concentration, the fundamental policy will be interpreted in accordance with public interpretations of the SEC and its Staff pertaining to concentration from time to time. The fundamental policy will be interpreted to give broad authority to the Fund as to how to classify issuers within or among either industries or groups of related industries. The Fund currently utilizes any one or more industry classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Adviser or Aristotle Capital. To the extent sufficient information is reasonably available, the Fund will consider the holdings of an underlying registered investment company in applying its concentration policy.
With respect to fundamental investment restriction (ii): Without limiting the generality of restriction (ii), the Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein and may hold for prompt sale and sell real estate or interests in real estate acquired through the forfeiture of collateral securing loans or debt securities held by it.
With respect to fundamental restriction (iv): Investments in loan participations and assignments are considered to be debt obligations and are therefore permissible investments for the Fund.
With respect to fundamental investment restriction (v): Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, fundamental investment restriction (v) permits the Fund to sell securities in this circumstance.
With respect to fundamental investment restriction (vi): the Fund is permitted to invest in commodities to the extent permitted under the 1940 Act. Commodities may be deemed to include any commodities contracts (including those with underlying bulk goods, such as grains, metals and foodstuffs), futures contracts and related options, options, and forward contracts. The 1940 Act does not directly limit the Fund’s ability to invest directly in physical commodities. However, the Fund’s direct and indirect investments in physical commodities may be limited by the Fund’s’ intention to qualify as a RIC under the Code, the Fund’s investment strategy, and other regulatory requirements. Interpretations and guidance provided by the Commission Staff may be taken into account, where deemed appropriate by the Fund, to determine if a certain practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the Commission. As a result, the foregoing fundamental investment policies may be interpreted differently over time as the statute, rules, regulations or orders (or, if applicable, interpretations) that relate to the meaning and effect of these policies change. See also “Derivatives” above and “Taxation” below.
Non-Fundamental Investment Restrictions
The Adviser may, in consultation with Aristotle Capital, revise investment restrictions that are non-fundamental policies of the Fund. The following non-fundamental investment restriction applies to the Fund:
1.The Fund may not purchase illiquid investments or repurchase agreements maturing in more than seven days if as a result of such purchase, more than 15% of the Fund’s net assets would be invested in such securities.
2.The Fund has a policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name, so it will provide at least 60 days prior written notice of any change to such policy.
3.If the Fund serves as an underlying fund for a fund-of-funds (such as the Aristotle Multi-Asset Funds), it will not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.
Unless otherwise specifically stated in the Fund’s Prospectus or above, the Fund’s investment restriction will apply only at the time of investment (and subsequent fluctuations in the value of Fund securities or the sale of Fund securities will not result in a violation of the restriction). The foregoing does not apply to borrowings or to the Names Rule Policy. Restriction 2 above refers to investment policies that are in place because of the name of the particular Fund as described in a Fund’s Prospectus (“Name Test Policy”). A new Fund will be permitted to comply with the Name Test Policy within six months after commencing operations
ORGANIZATION AND MANAGEMENT OF THE TRUST
The Trust is a Delaware statutory trust organized on November 29, 2022 and, as of the date of this SAI, consists of 26 series, or funds. This SAI and the related Prospectuses relate to the Fund. The other 25 series of the Trust are offered in separate prospectuses and SAIs. The assets of the Fund are segregated, and your interest is limited to the Fund in which you invest. The full legal name of the Trust is “Aristotle Funds Series Trust,” and may also be referred to as “Aristotle Funds” or the “Trust.”
Management Information
The business and affairs of the Trust are managed under the direction of the Board under the Trust’s Declaration of Trust. Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Certain Trustees and officers are deemed to be “interested persons” of the Trust and thus are referred to as “Interested Persons” because of their positions with the AIS and/or Aristotle Pacific or their affiliates. The Trustees and officers of the Trust and their principal occupations during the past five years as well, as certain additional occupational information, are shown below. The address of each Trustee and officer is c/o Aristotle Funds, 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. None of the Trustees hold directorships in companies that file periodic reports with the SEC or in other investment companies, other than those listed below.
I. Trustees
The following table sets out the Trustees of the Trust, their principal occupations and other trusteeships held during the last five years, and certain other information.

Name and Year of Birth	Position(s) with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustees[2]
Independent Trustees
Eric Baggesen 1954	Trustee	2026 to present	Retired (2024 to present) Member of Investment Advisory Committee, Virginia Retirement System (2025 to present) Chief Investment Officer, Rhode Island General Treasurer’s Office (2022 to 2024)	26
Wendy Greuel 1961	Trustee	2022 to Present	National Advisor of Manatt, Phelps & Phillips LLP (2023 to Present) Director, Fisker Inc. (2020 to Present) Executive in Residence and Strategic Advisor, California State University, Northridge, David Nazarian College of Business and Economics (2016 to Present) Consultant and Vice Chairperson, Discovery Cube Los Angeles (2014 to Present)	26

Name and Year of Birth	Position(s) with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustees[2]
Warren A. Henderson 1949	Trustee (Chair)	2022 to Present	Advisory Board Member, Intercontinental Real Estate Corporation (2003 to Present) President, Mosaic Global Partners (2002 to Present) President, Mosaic Investment Advisors (2002 to Present)	26
Alexander B. Potts 1967	Trustee	2026 to Present	Founder & Co-President, MCAP Ventures (2024 to Present) Divisional President, President Emeritus, Buckingham Asset Management (2019 to 2024)	26
Jeffrey S. Van Harte 1958	Trustee	2026 to present	Retired (2023 to present) Consulting Partner, Jackson Square Partners (2022 to 2023) Chair and CIO, Jackson Square Partners (2014 to 2022)	26
Interested Trustee
Richard Schweitzer 1964	Trustee and President	2022 to Present	Chief Financial Officer of Aristotle Capital Management, LLC (2011 to Present) Chief Operating Officer of Aristotle Capital Management, LLC (2011 to 2026)	26
1    A Trustee serves until he or she resigns, retires, or his or her successor has been duly elected and qualified.
2        The term “Fund Complex” as used herein includes the Fund and other funds of the Trust offered under separate prospectuses, namely Aristotle Core Bond Fund, Aristotle Core Equity Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle International Equity Fund, Aristotle Multi-Asset Balanced Fund, Aristotle Multi-Asset Balanced Income Fund, Aristotle Multi-Asset Capital Opportunities Fund, Aristotle Multi-Asset Growth and Income Fund, Aristotle Multi-Asset Income Fund, Aristotle Short Duration Income Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, Aristotle Pacific EXclusive Fund Series C, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Core Plus Income ETF, Aristotle Multi-Sector Income ETF and Aristotle Short Term Income ETF.
II. Trust Officers
The following table sets out the officers of the Trust (other than those listed above), their principal occupations during the last five years, and certain other information.

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Joanne Chyun 1978	Assistant Treasurer and Vice President	2023 to Present
Controller of Aristotle Pacific CLO Adviser III, LLC
(2025 to Present)
Controller of APC Asset Development I, LP and APC Asset Development II, LP
(2023 to Present)
Senior Vice President of Aristotle Pacific Capital, LLC and Aristotle Investment Services, LLC
(023 to Present)
Director of Pacific Asset Management LLC
(2018 to 2023)

Thomas J. Fuccillo 1968	Chief Compliance Officer, Chief Legal Officer and Vice President	2023 to Present
Managing Director, Legal & Risk of Aristotle Capital Management, LLC
(2024 to Present)

Managing Director and Chief Legal Officer of Aristotle Investment Services, LLC
(2023 to Present)

Senior Attorney, Ropes & Gray LLP
(2022)

President and Chief Executive Officer of the AllianzGI Funds Complex
(2016 to 2021)

Trustee of the AllianzGI Funds Complex
(2019 to 2021)

Carl G. Gee 1990	Assistant Secretary and Vice President	2024 to Present
Counsel of Aristotle Pacific CLO Adviser III, LLC
( 2025 to Present)
Counsel of APC Asset Development I, LP and APC Asset Development II, LP
(2024 to Present)
Counsel of Aristotle Pacific Capital, LLC
(2024 to Present)

Vice President of U.S. Bank Global Fund Services, LLC
(2016 to 2024)

Vice President and Secretary of Professionally Managed Portfolios Trust (mutual fund complex)
(2020 to 2024)

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Joseph Lallande 1970	Secretary and Vice President	2022 to Present
General Counsel of Aristotle Pacific CLO Adviser III, LLC
(2025 to Present)
General Counsel of APC Asset Development I, LP and APC Asset Development II, LP
(2023 to Present)
General Counsel of Aristotle Pacific Capital, LLC and Deputy Chief Legal Officer of Aristotle Investment Services, LLC
(2023 to Present)
Assistant Vice President and Assistant General Counsel of Pacific Life Insurance Company
(2010 to 2023)

Chief Operating Officer, President and Assistant Secretary of Pacific Global ETF Trust
(2020 to 2022)

Legal Counsel of Pacific Global Advisors LLC
(2018 to 2021)

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Joshua B. Schwab 1981	Treasurer and Vice President	2022 to Present
Chief Operating Officer of Aristotle Pacific CLO Adviser III, LLC
(2025 to Present)
Chief Financial Officer and Chief Operating Officer of APC Asset Development I, LP and APC Asset Development II, LP
(2023 to Present)
Chief Financial Officer/Chief Operating Officer of Aristotle Pacific Capital, LLC and Chief Financial Officer of Aristotle Investment Services, LLC
(2023 to Present)
Assistant Vice President, Finance of Pacific Select Distributors, LLC
(2022 to Present)

Assistant Vice President of Pacific Asset Management LLC
(2019 to 2023)

Vice President, Treasurer and Principal Financial Officer of Pacific Global ETF Trust
(2018 to 2022)

Managing Director of Pacific Global Advisors LLC
(2018 to 2021)

Kim M. St. Hilaire 1972	Vice President	2022 to Present
Chief Operating Officer of Aristotle Capital Management, LLC
(2026 to Present)
Managing Director of Aristotle Capital Management, LLC
(2021 to Present)

Chief Operating Officer of Aristotle Investment Services, LLC
(2023 to Present)

Chief Operating Officer of First Pacific Advisors, LLC
(2018 to May 2021)

1The officers serve at the pleasure of the Trustees or until their successors have been duly elected and qualified.

Board of Trustees
Additional Information Concerning the Board of Trustees
The Role of the Board. The Board oversees the management and operations of the Trust. Like most open-end investment companies, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Trust’s Adviser, the Sub-Advisers, the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Trust Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal Board meetings which are typically held quarterly, in person or virtually, and involve the Board’s review of the Trust’s operations. From time to time one or more Independent Trustees may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.
Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, an Audit Committee and a Nominating and Fund Governance Committee, which are discussed in greater detail under “Committees” below. More than 75% of the members of the Board are Independent Trustees and each Committee is comprised entirely of Independent Trustees. The Chair of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees, the Interested Trustee and management. The Chair of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Board reviews its structure annually through the Nominating and Fund Governance Committee. In developing its structure, the Board has considered that the Interested Trustee, as Chief Financial Officer (and until July 2026, also Chief Operating Officer) of Aristotle Capital Management, LLC (“Aristotle Capital”), the parent company of the Adviser, provides valuable input as to, among other things, the operation of the Adviser, its financial condition and business plans relating to the Trust. The Board has also determined that having a Chair of the Board who is an Independent Trustee and the function and composition of the Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders and address any potential conflicts of interest that might arise from an Interested Trustee serving on the Board.
Board Oversight of Risk Management. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. The full Board receives reports from the Adviser and Sub-Advisers as to investment risks as well as other risks that may also be discussed in Audit Committee meetings. In addition, the Board receives reports from the Adviser’s risk management personnel regarding their assessments of potential material risks associated with the Trust and the manner in which those risks are addressed. Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways. The Board and its committees receive periodic reports as to how the Adviser conducts service provider oversight and how it monitors for other risks, such as derivatives risk, business continuity risks and risks that might be present with the Sub-Advisers or specific investment strategies. The Audit Committee meets regularly with the CCO to discuss compliance and operational risks. The Audit Committee also meets regularly with the Treasurer, and the Fund’s independent registered public accounting firm and, when appropriate, with other Adviser personnel to discuss, among other things, the internal control structure of the Trust’s financial reporting function.
Information About Each Trustee’s Qualification, Experience, Attributes or Skills. The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. Each Trustee has a demonstrated record of business and/or professional accomplishment. The Trust’s Nominating and Fund Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and its committees is reviewed. The Nominating and Fund Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
In addition to the information provided in the charts above, including in particular the many years of fund experience on the Board of the Trust, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.
Eric Baggesen, CFA, CAIA serves as a member of the Investment Advisory Committee of the Virginia Retirement System. Previously, he was Chief Investment Officer for the General Treasurer of the State of Rhode Island from 2022 to 2024. Prior to that, for 16 years, he was employed by the California Public Employees’ Retirement System, finishing as Managing Investment Director for Asset Allocation. Earlier in his career Mr. Baggesen was Senior Portfolio Manager at State Street Global Advisors where he managed structured institutional commingled equity funds investing in emerging markets and was a portfolio manager at PanAgora Asset Management (and predecessor organization The Boston Company) managing several Shearson Lehman and Boston Company equity mutual funds and active, quantitative domestic equity institutional commingled funds. Mr. Baggesen earned a Master of Business Administration and a Bachelor of Science, each with concentration in Finance, from the University of Rhode Island. He is a CFA® and CAIA® charterholder.
Warren A. Henderson currently serves as Founder and Managing Partner of Mosaic Global Advisors, Inc., a management consultant in the institutional asset management market space. Before founding Mosaic, Mr. Henderson spent eight years as a Senior Principal of State Street Global Advisors (SSGA) where he was head of the Public Funds, Taft-Hartley and Health Care marketing group. He joined State Street Corporation in 1991 as a Vice President in the Public Funds Services custody division. Previously, he spent 10 years with the IBM Corporation where he was the Senior Manager for major Public Fund and Higher Education accounts and held several other marketing and development positions. Mr. Henderson holds a B.S. in Business Administration from Florida A&M University and a Master of Public Administration/Information Networks from the University of Pittsburgh, School of Public & International Affairs.
Wendy Greuel currently serves as an Executive in Residence and Strategic Advisor for David Nazarian College of Business and Economics at California State University Northridge, Consultant for Discovery Cube Los Angeles, and Board Member and Audit Committee Chair of Fisker, Inc. Prior to this, Ms. Greuel served as Los Angeles City Controller from 2009 – 2013, where she acted as the city’s chief auditor and financial watchdog, performing more than 60 audits of city departments and bringing greater transparency and openness to city government. She holds a B.A. Political Science from the University of California, Los Angeles.
Alexander B. Potts currently serves as Partner and Founder of MCAP Ventures, an investing and consulting firm which helps great businesses help others. Before founding MCAP, Mr. Potts served as President Emeritus of Buckingham Management Company and previously served as President of Buckingham Strategic Partners, where he focused on strategies, vision and growth for its Turnkey Asset Management Platform business. Mr. Potts also was the Founder, President and CEO of Loring Ward Securities Inc. and was the Founder, President and CEO of the SA Funds Trust, a mutual fund company. Mr. Potts also previously started and ran a registered investment adviser. Mr. Potts holds a B.A. in Economics from Santa Clara University.
Richard Schweitzer, CFA, is President of the Trust and Trustee. Mr. Schweitzer is also Chief Financial Officer and a member of the Board of Managers of Aristotle Capital. He began his career in 1987 with Price Waterhouse, then left public accounting to use his tax and accounting expertise to eventually head Bank of America’s Mortgage and Asset Securities Services Group. In 1992, Mr. Schweitzer joined the Pilgrim Group and its successor firm, Astra Management Company, where he successfully managed the liquidation of large pools of complex mortgage-backed securities. He also served in various senior capacities at predecessor asset management firms to Aristotle Capital. Mr. Schweitzer earned his Bachelor of Science degree in Business Administration with concentrations in Finance and Accounting from California State University-Northridge, and his MBA from the University of Southern California. He is a CFA® charterholder and a Certified Public Accountant (inactive) in the State of California. In addition to being a long and loyal philanthropic supporter of his undergraduate alma mater, Mr. Schweitzer also serves on the Nazarian School of Business and Economics Advisory Board and on the Finance Committee and the Board of the California State University, Northridge Foundation.
Jeffrey S. Van Harte, CFA is the former Chairman and Chief Investment Officer of Jackson Square Partners (“JSP”), an institutional investment management company specializing in growth equities. Mr. Van Harte co-founded the company with his partners in 2014 and served in that role from 2014 to 2022. His responsibilities at JSP included portfolio management, equity research, and client communication. As Chair of JSP, Mr. Van Harte also had responsibility for personnel recruitment and management, monitoring compliance, setting compensation, and assessing organizational effectiveness. Prior to JSP, he held positions in the investment management industry at Transamerica Investment Services, Transamerica Investment Management and Delaware Investments with positions ranging from trader, equity analyst and portfolio manager. He retired in 2023 from JSP after a career in the investment management business of 44 years. Mr. Van Harte also served on the California State Fullerton Philanthropic Foundation (“CSFPF”) for 12 years, chairing the Board for three of those years. He currently serves on the Finance and Investment Committee of the CSFPF. Mr. Van Harte received his Bachelor of Arts in Business Administration from California State University, Fullerton (“CSUF”) and is a CFA® charterholder. In 2023, he was awarded an honorary doctorate for his service to CSUF.
Committees. The standing committees of the Board are the Audit Committee and the Nominating and Fund Governance Committee.
The members of the Audit Committee include each Independent Trustee of the Trust. The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, reviewing and recommending to the Board the selection of the Trust’s independent registered public accounting firm, reviewing the scope of the proposed audits of the Trust and the accounting and financial controls of the Trust and the results of the annual audits of the Trust’s financial statements, interacting with the Trust’s independent registered public accounting firm on behalf of the full Board, assisting the Board in its oversight of the Trust’s compliance with legal and regulatory requirements, and receiving reports from the CCO. Ms. Greuel serves as Chair of the Audit Committee. The Board has determined that Ms. Greuel is an “audit committee financial expert” as such term is defined in the applicable regulations. Because the Funds have not commenced operations as of the date of this SAI, the Audit Committee has not yet met with respect to the Funds.

The members of the Nominating and Fund Governance Committee include each Independent Trustee of the Trust. The Nominating and Fund Governance Committee operates pursuant to a separate charter and is responsible for, among other things, the Trustees’ “self-assessment,” making recommendations to the Board concerning the size and composition of the Board and its committees and the effectiveness of the Board’s committee structure, determining compensation of the Independent Trustees, establishing an Independent Trustee retirement policy and the screening and nomination of new candidates to serve as Trustees. With respect to new Trustee candidates, the Nominating and Fund Governance Committee may seek referrals from a variety of sources and may engage a search firm to assist it in identifying or evaluating potential candidates. The Nominating and Fund Governance Committee will consider any candidate for Trustee recommended by a current shareholder if such recommendation contains sufficient background information concerning the candidate to enable the Nominating and Fund Governance Committee to make a proper judgment as to the candidate’s qualifications. The recommendation must be submitted in writing and addressed to the Nominating and Fund Governance Committee Chair at the Trust’s offices: 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. Mr. Potts serves as Chair of the Nominating and Fund Governance Committee. Because the Fund has not commenced operations as of the date of this SAI, the Nominating and Fund Governance Committee has not yet met with respect to the Fund.
Management Ownership. Because the Fund has not yet commenced operations as of the date of this SAI, the Trustees and the Trust’s Officers do not own any shares of the Fund as of the date of this SAI.
Beneficial Ownership of Trustees. Because the Fund has not yet commenced operations as of the date of this SAI, the Trustees and officers do not own any shares of the Fund as of the date of this SAI.
Compensation. No compensation is paid by the Trust to any of the Trusts’ Officers or the Interested Trustee. For each fiscal year, each Independent Trustee receives a retainer fee of $157,500. The Chairperson of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $7,000, respectively. The following table provides an estimate of the compensation to be paid to the Independent Trustees for the Fund’s initial fiscal year ending March 31, 2027.

Trustee Name	Aggregate Compensation from the Trust	Total Compensation from Fund Complex Paid to Trustees(1)
Wendy Greuel	$167,500	$167,500
Warren A. Henderson	$177,500	$177,500
Alexander B. Potts	$164,500	$164,500
Eric Baggesen(2)	$126,779	$126,779
Jeffrey S. Van Harte(2)	$126,779	$126,779

	$763,058	$763,058
(1)The term “Fund Complex” as used herein includes the Fund and those funds of the Trust offered under separate prospectuses; namely, Aristotle Core Bond Fund, Aristotle Core Equity Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle International Equity Fund, Aristotle Multi-Asset Balanced Fund, Aristotle Multi-Asset Balanced Income Fund, Aristotle Multi-Asset Capital Opportunities Fund, Aristotle Multi-Asset Growth and Income Fund, Aristotle Multi-Asset Income Fund, Aristotle Short Duration Income Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Pacific EXclusive Fund Series C, Aristotle Core Plus Income ETF, Aristotle Multi-Sector Income ETF and Aristotle Short Term Income ETF. For the fiscal year ended March 31, 2026, Trustees’ fees in the amount of $640,750 were incurred by the Fund Complex.
(2)Messrs. Van Harte and Baggesen joined the Board on May 29, 2026.
Investment Adviser
AIS, a Delaware limited liability company, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust and AIS. AIS is located at 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. See the “Information About the Sub-Advisers” section for additional information regarding AIS.
AIS is responsible for overseeing the investment program for the Trust. AIS also furnishes to the Board, which has responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, securities lending, accounting, distribution, and other services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee from the Fund. Under the terms of the Advisory Agreement, AIS is obligated to manage the Fund in accordance with applicable laws and regulations.
The Advisory Agreement will continue in effect for an initial two-year period and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or (ii) by the Board, and a majority of the Independent Trustees. The Advisory Agreement and the sub-advisory agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days written notice by any party to the Advisory Agreement or sub-advisory agreement, respectively, and each agreement will terminate automatically if assigned.
The Fund pays AIS an annual combined fee (the “Management Fee”), consisting of an advisory fee and supervision and administration fee, for services it requires under what is essentially an all-in fee structure. The Fund pays AIS fees in return for providing investment advisory services. AIS also uses part of the advisory fee to pay for the services of the Sub-Advisers. Additional information about the Supervision and Administration fee is provided in the “Administrative Services” section below. The advisory fee paid to the Adviser, which is calculated daily and paid monthly, is at the following annual rate:

Fund	Advisory Fee (as a percentage of average net assets)
Aristotle Dividend Equity ETF	[...]%
Under the terms of the Investment Advisory Agreement, AIS is obligated to manage the Fund in accordance with applicable laws and regulations. The investment advisory services of AIS to the Trust are not exclusive under the terms of the Investment Advisory Agreement. AIS is free to, and in the future may, render investment advisory services to others.
The Fund is new and, therefore, has not paid any management fees to the Adviser as of the date of this SAI.
Fee Waiver
AIS has contractually agreed, through [ ], to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses (but excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), exceed the amounts set forth below. AIS may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to [ ] by the Board of Trustees.

Fund	Expense Limit (based on percentage of the average daily net assets)	Fee Waiver Expiration Date
Aristotle Dividend Equity ETF	[...]%	[July 31, 2029]
Administrative Services
AIS in its capacity as the Fund’s Administrator (AIS, in its capacity as administrator, the “Administrator”), performs certain administrative services for the Fund pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Fund with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (i) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Fund, including coordination of the services performed by the Fund’s advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Fund’s business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (the “Sub-Administrator”), located at 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, performs certain administrative services for the Fund pursuant to a Fund Sub-Administration Servicing Agreement with AIS (the “Sub-Administration Agreement”). These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Fund and the Sub-Advisers with compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund.
Under a separate Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Agreement”), the Sub-Administrator also provides certain accounting services to the Fund. The accounting services performed by the Sub-Administrator include, among others, assisting in determining the NAV per share of the Fund, maintaining records relating to the securities transactions of the Fund, and processing and monitoring expense accruals and payments.
The Supervision and Administration Agreement may be terminated by vote of a majority of the Trustees or by a vote of the outstanding shares of the Trust, or, with respect to the Fund, by vote of a majority of the outstanding voting shares of such Fund, on 60 days’ written notice to the Administrator. The Administrator may terminate the Supervision and Administration Agreement at any time on 60 days’ written notice to the Trust.
The Supervision and Administration Agreement is subject to annual approval by the Board, including a majority of the Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act). The current Supervision and Administration Agreement, as supplemented from time to time, was approved by the Board, including all of the Independent Trustees at a meeting held for such purpose. In approving the Supervision and Administration Agreement, the Trustees determined that: (i) the Supervision and Administration Agreement is in the best interests of the Fund and its shareholders; (ii) the services to be performed under the Supervision and Administration Agreement are services required for the operation of the Fund; (iii) AIS is able to provide, or to procure, services for the Fund which are at least equal in nature and quality to services that could be provided by others; and (iv) the fees to be charged pursuant to the Supervision and Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.
The supervision and administration fee for the Fund is paid at the following annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Dividend Equity ETF	[...]%
The Fund is new and, therefore, has not paid any Supervision and Administration fees to the Adviser as of the date of this SAI.
INFORMATION ABOUT THE SUB-ADVISERS
Aristotle Capital
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as investment sub-adviser to the Fund. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. The firm is majority owned by employees and the Board of Managers.
AIS serves as investment adviser to the Fund and employs Aristotle Capital to serve as the sub-adviser to manage the Fund’s portfolio securities, subject to a sub-advisory agreement. AIS takes on the entrepreneurial risks associated with the launch of each new Fund and its ongoing operations. In addition, AIS supports the Board oversight process by, among other things, acting on Board instructions relating to the Fund and providing reports and other information requested by the Board from time to time.
Aristotle Capital has entered into a sub-advisory agreement with the Adviser pursuant to which Aristotle Capital provides investment advisory services to the Fund. With respect to the Fund, AIS has the ultimate responsibility in overseeing and monitoring the services provided by Aristotle Capital. AIS evaluates the performance of Aristotle Capital and its execution of the Fund’s investment strategies, as well as Aristotle Capital’s adherence to the Fund’s investment goals and policies. AIS conducts risk analysis and performance attribution to analyze the Fund’s performance and risk profile and works with Aristotle Capital to implement changes to the Fund’s strategies when appropriate. AIS’s analysis and oversight of Aristotle Capital may result in AIS’s recommendation to the Board that Aristotle Capital be terminated or replaced.
[Placeholder for Trading Sub-Adviser]
AIS also conducts ongoing due diligence on Aristotle Capital involving onsite visits, in-person meetings and/or telephonic meetings, including due diligence of the Sub-Adviser’s written compliance policies and procedures and assessments of the Sub-

Adviser’s compliance program and code of ethics. AIS also provides services related to, among others, the valuation of Fund securities, risk management, transition management and oversight of trade execution and brokerage services.
AIS also conducts searches for new sub-advisers for new Funds or to replace existing sub-advisers when appropriate and coordinates the onboarding process for new sub-advisers, including establishing trading accounts to enable a sub-adviser to begin managing Fund assets. Additionally, in the event that Aristotle Capital was to become unable to manage the Fund, AIS has implemented plans to provide for the continued management of the Fund’s portfolio. AIS oversees and implements transition management programs when significant changes are made to the Fund, including when a sub-adviser is replaced or when there are large purchases or withdrawals, to seek to reduce transaction costs for the Fund. AIS also monitors and regulates large purchase and redemption orders to minimize potentially adverse effects on the Fund.
The following provides information regarding the Sub-Advisers’ compensation structure, other accounts managed, material conflicts of interests, and any ownership of securities in the Trust. Each individual or team member is referred to as a portfolio manager in this section.
Aristotle Capital’s Compensation Structure and Method
Compensation. Aristotle Capital’s portfolio managers are paid a base salary and are eligible to participate in the relevant Aristotle entity’s annual bonus pool. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed. Bonus amounts are determined by a number of factors including an individual’s team contribution to company objectives as well as the overall profitability of the company. Each portfolio manager is an equity partner of his or her Aristotle adviser entity and receives a portion of the overall profits of the entity as part of his or her ownership interest.
Other Accounts Managed
The following table includes information for each portfolio manager of the Fund regarding the number and total assets of other accounts managed as of November 30, 2026 that each portfolio manager has day-to-day management responsibilities for, other than the Funds they manage within the Trust (“Other Accounts Managed”). For these Other Accounts Managed, it is possible that a portfolio manager may only manage a portion of the assets of a particular account and that such portion may be substantially lower than the total assets of such account.
Other Accounts Managed are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. The table also reflects for each category if any of these Other Accounts Managed have an advisory fee based upon the performance of the account. Table data has been provided by Aristotle Capital.

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Howard Gleicher
Registered Investment Companies	[...]	$[...]	[...]	$[...]
Other Pooled Investment Vehicles	[...]	$[...]	[...]	$[...]
Other Accounts	[...]	$[...]	[...]	$[...]
[...]
Registered Investment Companies	[...]	$[...]	[...]	$[...]
Other Pooled Investment Vehicles	[...]	$[...]	[...]	$[...]
Other Accounts	[...]	$[...]	[...]	$[...]
Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Fund may be presented with the following potential conflicts.
Aristotle Capital may provide investment advisory services to individuals, foundations/charitable organizations, corporations, pension plans, a private fund and registered investment companies, such as mutual funds (together, “clients”). An investment adviser has a fiduciary duty to act in the best interests of each of its investment advisory clients and to place the interests of its clients above those of itself. An adviser’s fiduciary duty also includes, but is not limited to, providing full, fair and accurate disclosure of all relevant facts and any potential or actual conflicts of interest, a duty of loyalty and good faith, providing recommendations that are suitable, and seeking best execution of all client transactions.
If a particular transaction or situation does not cause a real or potential conflict of interest, or if Aristotle Capital can establish appropriate safeguards, Aristotle Capital may grant exceptions to the Compliance Manual’s requirements. Such exceptions must be requested of and may be granted only by the Chief Compliance Officer (“CCO”) or President. Aristotle Capital cannot guarantee that it will grant an exception in any particular case. Any exception granted will be documented by the appropriate party along with the reasons.
Beneficial Interest of Portfolio Managers
Portfolio managers are not required to own shares of the Funds that they manage on behalf of the Trust. Although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in the Fund’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the Fund’s performance. The Fund has not commenced operations as of the date of this SAI; as such, the portfolio managers did not own any shares of the Fund as of the date of this SAI.
FUND TRANSACTIONS AND BROKERAGE
Investment Decisions
Investment decisions for the Trust and for the other investment advisory clients of the Adviser or Sub-Advisers, are made with a view to achieving their respective investment goals. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients, including the Fund.
It also sometimes happens that the Adviser or Sub-Advisers purchases or sells the same security for two or more clients. In such instances, transactions in securities will be allocated between the Fund and the Adviser’s or Sub-Advisers’ other clients in a manner deemed fair and reasonable by the Adviser or Sub-Advisers. To the extent the Fund seeks to acquire the same security at the same time as another Adviser or Sub-Advisers’ client, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. The Adviser or Sub-Advisers may, at their discretion, aggregate orders for the same security for two or more clients, and then allocate purchases or sales in an equitable manner, providing average prices to all such clients.
Brokerage and Research Services
The Adviser or Sub-Advisers places all orders for the purchase and sale of securities, options, and futures contracts and other investments for the Fund through a substantial number of brokers and dealers or FCMs selected at its discretion. In executing transactions, the Adviser or Sub-Advisers will seek to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm’s risk in positioning a block of securities. In transactions on stock exchanges in the U.S., payments of brokerage commissions are negotiated. In effecting purchases and sales of securities in transactions on U.S. stock exchanges for the Fund, the Adviser or Sub-Advisers may pay higher commission rates than the lowest available when the Adviser or Sub-Advisers believe it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Sub-Advisers may be unable to negotiate commission rates for these transactions. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of the Fund’s brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker, subject to compliance with the Trust’s policies and applicable law. In addition, the Adviser and the Sub-Advisers have adopted policies regarding their duty to seek best execution for transactions conducted on behalf of the Funds. These policies generally cover the selection of brokers and dealers, order aggregation, allocation of orders, affiliated transactions, and brokerage and research services (soft dollars), as applicable.
There is generally no stated commission in the case of debt securities, which are traded in the OTC markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker could charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Advisers or Sub-Adviser may be unable to negotiate commission rates for these transactions.
As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser or Sub-Advisers may cause the Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser or Sub-Advisers, a commission amount that exceeds the amount charged by another broker-dealer because of the value of the brokerage and research services provided. For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services from broker-dealers which execute transactions for the clients of such advisers. Consistent with this practice, the Adviser or Sub-Advisers for the Fund may receive brokerage and research services from many broker-dealers with which the Adviser or Sub-Advisers places the Fund’s transactions. The Adviser or Sub-Advisers for the Fund may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of debt securities or other assets for the Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Sub-Advisers in advising its various clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Fund within the Trust. The advisory fee paid by the Fund is not reduced because the Adviser or Sub-Advisers and their affiliates receive such services.
As noted above, the Adviser or Sub-Advisers may purchase new issues of securities for the Fund in underwritten fixed price offerings. In those situations, the underwriter or selling group member may provide the Adviser or Sub-Advisers with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, or other advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances, although compliance with these rules does not necessarily ensure compliance with all federal securities laws. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Because the Fund has not commenced operations as of the date of this SAI, the Fund has not yet paid any brokerage commissions.
Because the Fund has not commenced operations as of the date of this SAI, the Fund has not acquired or held any securities of their Regular Broker-Dealers and/or their Regular Broker-Dealers’ parent company.
Portfolio Turnover
For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, generally long-term securities are included and the purchase and sale of certain investments such as most derivative instruments, investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of investment are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for the Fund will vary from year to year, depending on market conditions and trading opportunities. Such changes do not necessarily reflect a change in long-term trading strategies of the Sub-Advisers. Any changes in portfolio turnover rates which are less than 100% change from the prior year’s rates are not considered significant. Significant changes in turnover rates may occur in the Fund for reasons other than market conditions and trading opportunities. The Fund may engage in active and frequent trading which could result in higher trading costs and reduce performance, and may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a shareholder. No portfolio turnover information is provided for the Fund, as the Fund has not commenced operations prior to the date of this SAI.
Disclosure of Portfolio Holdings
The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio holdings is in the best interests of Fund shareholders and to address potential conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Sub-Advisers, the Distributor or any affiliated person of the Fund, the Adviser, the Sub-Advisers or the Distributor, on the other.
The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the Fund’s portfolio holdings are posted daily on the Fund’s website at www.aristotlefunds.com. The composition of the Fund’s creation basket, including any Deposit Securities and/or cash components, and redemption basket, including any Fund Securities and/or cash components, as applicable, is disseminated daily through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or the Depository Trust and Clearing Corporation (“DTCC”), as applicable, prior to the opening of trading on the Exchange.
As part of the ordinary operation of the Fund as a transparent exchange-traded fund, the Fund’s service providers may provide portfolio holdings and/or basket composition information to DTCC, NSCC, the Fund’s website host, Authorized Participants, reporting agencies, analyst firms, securities exchanges, institutional investors and other industry participants. Information regarding basket compositions is generally made available following publication to DTCC or NSCC, as applicable. Information regarding portfolio holdings is generally transmitted to the Fund’s website host on a nightly basis and may be provided to other industry participants no earlier than 9:00 a.m. Eastern Time on the following business day, in each case only after the information has been publicly disseminated or posted on the Fund’s website, as applicable.
Access to portfolio holdings information may also be provided to personnel of the Fund’s service providers, including the Adviser, the Sub-Advisers, the Administrator, the Sub-Administrator, the Custodian, the Transfer Agent, the Distributor, pricing vendors, counsel, auditors and other service providers, as may be necessary to provide investment management, administration, custody, fund accounting, pricing, legal, compliance, reporting, operational, risk management or other services to the Fund in the ordinary course of business and in a manner consistent with applicable law, agreements with the Fund and the terms of the Trust’s current registration statement.
No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Trust’s portfolio holdings disclosure policies and procedures. The Trust’s CCO, or such other officer or person designated under the policies and procedures, may authorize disclosure of portfolio holdings information in accordance with such policies and procedures. The Board reviews the implementation of the portfolio holdings disclosure policies and procedures on a periodic basis.
The Fund will disclose its portfolio holdings as required by federal securities laws. Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are available free of charge on the SEC’s website at www.sec.gov and, when available, on the Fund’s website at www.aristotlefunds.com.
NET ASSET VALUE
Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by Fund Services and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
The value of each security or other investment is the amount which the Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by the Fund is based primarily on pricing data obtained from various sources approved by the Board or its delegate. Valuation of investments held by the Fund is discussed in the Prospectus.
DISTRIBUTION OF TRUST SHARES
Distributor
Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the principal underwriter and distributor (the “Distributor”) of the continuous offering of the Shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”) with the Trust, which is subject to annual approval by the Trust’s Board or the vote of a majority of the outstanding voting securities of the Fund, in accordance with Section 15 of the 1940 Act. The Distributor receives no compensation from the Trust except payments pursuant to the Trust’s amended and restated distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”), if applicable. The Distributor, located at 190 Middle Street, Suite 301, Portland, ME

04101, is a broker-dealer registered with the SEC. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement is terminable with respect to the Fund or class without penalty, at any time, by the Fund or class by not more than 60 days nor less than 30 days written notice to the Distributor, or by the Distributor upon not more than 60 days nor less than 30 days written notice to the Trust. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The Trust bears all expenses in connection with the offering of shares and communications with shareholders of the Fund, including but not limited to fees and disbursements of its counsel and independent accountants; the costs and expenses of the preparation, filing, printing and mailing of Registration statements and related marketing materials; costs and expenses of the preparation, printing and mailing of annual and interim reports, proxy materials and other communications to shareholders of the Fund; and fees required in connection with the offer and sale of shares. The Distributor shall bear the expenses of registration or qualification of the Distributor as a dealer or broker and under federal or state laws and the expenses of continuing such registration or qualification. The Distribution Agreement will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or (ii) by the vote of a majority of the outstanding voting securities of the Fund, in accordance with Section 15 of the 1940 Act. If the Distribution Agreement is terminated (or not renewed) with respect to the Fund, it will continue in effect with respect to any Fund as to which it has not been terminated (or has been renewed).
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF FUND SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per Share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s Shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time on each day that the NYSE is open. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE and Trust are open for business.
Fund Deposits. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposits (based on information at the end of the previous Business Day). Such Fund Deposits are subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio. However, there will be no intraday changes to Deposit Securities or Deposit Cash except to correct errors in the published list.

The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.
On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (“custom orders”). The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Fund is received and accepted is referred to as the “Order Placement Date.”
The order cut-off time for orders to purchase Creation Units for the Fund is expected to be 3:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by the Custodian on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting there from. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, are set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Creation Transaction Fee
Aristotle Dividend Equity ETF	$[...]
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Redemption requests must be placed by or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM

SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, are set forth in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Redemption Transaction Fee
Aristotle Dividend Equity ETF	$[...]
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Fund must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares of the Fund, or to purchase or sell Shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees the Fund’s NAV will be negatively impacted.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement, the Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement, to receive the trade date’s net asset value. Orders to purchase Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement.
PERFORMANCE INFORMATION
From time to time, the Trust may make available certain information about the performance of the Fund. Information about the Fund’s performance is based on that Fund’s record to a recent date and is not intended to indicate future performance.

The total return of the Fund may be included in advertisements or other written material. When the Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund.
Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at NAV). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.
The Trust may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the Fund’s NAV per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.
Performance information is computed separately for the Fund. The Trust may, from time to time, include the yield and total return for the Fund in advertisements or information furnished to shareholders or prospective investors. The Fund may from time to time include in advertisements the ranking of the Fund’s performance figures relative to such figures for groups of funds categorized by Lipper Analytical Services or other firms as having the same investment goals. Information provided to any newspaper or similar listing of the Fund’s NAV and public offering price will present such information for the Fund, as applicable. The Fund also may compute current distribution rates and use this information in their prospectus and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.
Performance information for the Fund often is compared in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of funds tracked by Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks funds by overall performance, investment goals, and assets, or tracked by other services, companies, publications, or persons who rank funds on overall performance or other criteria; and/or (iii) the CPI (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices typically assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.
The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs.
In its advertisements and other materials, the Fund may compare the returns over periods of time of investments in equities, debt and treasury bills to each other and to the general rate of inflation.
The Fund may also compare the relative historic returns and range of returns for an investment in each of equities, debt and treasury bills to a fund that blends all three investments.
The Fund may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years.
The Fund may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans.
Articles or reports which include information relating to performance, rankings and other characteristics of the Fund may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron’s, Pensions and Investments, Forbes, Smart Money, The New York Times, Kiplinger’s Personal Finance, Fortune, Money Magazine, Morningstar and Lipper. Some or all of these publications or reports may publish their own rankings or performance reviews of funds, including the Trust. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Fund.
From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar amount invested in the Fund over a specified period of time and may use charts and graphs to display that growth.

TAXATION
The following summarizes certain additional U.S federal income tax considerations generally affecting the Fund and its shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, local, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
Taxation as a RIC
The Fund intends to qualify annually and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To be taxed as a RIC, the Fund electing to be a RIC generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns 20% or more voting stock interest, in the securities of any one issuer (other than U.S. government securities or the securities of other RICs) or in two or more controlled issuers in the same or similar trades or businesses or in certain publicly traded partnerships; and (c) distribute (or be deemed to distribute pursuant to the consent dividend procedure described below) each taxable year dividends of an amount at least equal to the sum of (i) at least 90% of its net investment income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The U.S. Treasury is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on its net investment income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and available capital loss carryovers from prior years) reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund electing to be a RIC intends to distribute to its shareholders, at least annually, all or substantially all of its net investment income and any net capital gains. The Fund may utilize the consent dividend provisions of the Code to make deemed distributions. Provided that all shareholders agree in a consent filed with the return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution and taxed just as any other distribution paid in money and reinvested back into the Fund with a corresponding increase in cost basis for the shareholder. Any taxable income including any net capital gain retained by the Fund will be subject to tax at the Fund level at regular corporate rates. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, the Fund subject to the excise tax must distribute (or be deemed to have distributed) during each calendar year an amount at least equal to the sum of, (i) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed to the Fund during such years. To avoid application of the excise tax, the Fund subject to the excise tax intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (other than those not subject to U.S. federal income tax) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares; any amounts distributed in excess of such basis will be taxable to the shareholder in the same manner as a sale or exchange of such shares.
The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. No Fund undertakes any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers.
If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which generally are taxable to shareholders as ordinary income (except to the extent that they are “qualified dividends”), even though those distributions might otherwise, at least in part, have been treated in the shareholders’ hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets in order to qualify as a RIC in a subsequent year.
Distributions
All dividends and distributions of the Fund, regardless of whether received in shares or cash, generally are taxable and must be reported on each shareholder’s U.S. federal income tax return. Dividends paid from the Fund’s net investment income (which includes any net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will generally not be subject to U.S. federal income tax to the extent permitted under the applicable tax exemption.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain "qualified foreign corporations." Subject to certain limitations, "qualified foreign corporations" include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund's gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.
Distributions of net capital gains, if any, properly reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the shares and are not eligible for the corporate dividends received deduction. Any distributions that are not from the Fund’s net investment income or net realized capital gains may be characterized as a return of capital to shareholders to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. The tax treatment of dividends and distributions will be the same regardless of whether a shareholder reinvests them in additional shares or elects to receive them in cash.
Current tax law generally provides for a maximum long-term capital gains tax rate for individual taxpayers of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately report distributions of any qualifying long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. Distributions from the Fund’s investments in REITs, bonds, and other debt instruments and swaps generally will not qualify for the lower rates.
Certain distributions reported by the Fund as Section 163(j) interest dividends may be eligible to be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
For any traditional IRA account that becomes dormant and subject to escheatment under state unclaimed property law, the IRS requires reporting of the amount escheated on IRS Form 1099R and income tax withholding at the time of escheatment in accordance with any prior withholding election or at 10%, if no prior withholding election is in place.
Sales of Shares
Upon the sale of shares of the Fund, a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
The Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Backup Withholding
The Fund is required to withhold tax at the current rate of 24% from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.
Foreign Currency Transactions
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.
Foreign Taxation
Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. However, even if the Fund qualifies to make such election for any year, it may determine not to do so. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified whether the foreign taxes paid by the Fund will “pass-through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. In that case, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. For individuals, their foreign taxes generally are not deductible in computing alternative minimum taxable income.
Tax Exempt Investors
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Constructive Sales
Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.
Non-U.S. Shareholders
Withholding of Income Tax on Dividends: Dividends paid (including distributions of any net short-term capital gains) on shares beneficially held by a person who is a “foreign person” within the meaning of the Code are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if the dividends are effectively connected with the conduct by a beneficial holder of a trade or business in the United States, the dividend will generally be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will generally not be subject to withholding of U.S. federal income tax.
Dividends that are properly reported by the Fund as interest-related dividends or short-term capital gain dividends attributable to certain U.S. source interest or short-term capital gains received by the Fund may not be subject to U.S. federal income tax when received by certain foreign shareholders, provided the Fund properly reports such amounts and certain conditions are met. However, depending on the circumstances, the Fund may report all, some or none of such Fund’s potentially eligible dividends as eligible for this potential exemption.
Income Tax on Sale of the Fund’s Shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a trade or business in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the U.S. federal tax on income referred above.
Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and may be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will generally be imposed at graduated rates as in effect at that time on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.
The availability of reduced U.S. taxation pursuant to a treaty or an applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and any applicable treaty or convention.
Other Tax Considerations
Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of net investment income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (qualifying federal obligations). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of net investment income (for example, interest on FNMA Certificates and GNMA Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of the Fund’s dividend distribution that is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.
OTHER INFORMATION
Sub-Administrator and Transfer Agency Services
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, located at 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, also serves as the transfer agent, dividend disbursing agent and index receipt agent of the Trust (the “Transfer Agent”) pursuant to a Transfer Agent Servicing Agreement among the Trust and U.S. Bank Global Fund Services (the “Transfer Agency Agreement”). AIS is responsible for compensating the Transfer Agent for the services it provides under the Transfer Agency Agreement.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (the “Sub-Administrator”), located at 615 E. Michigan Street, Milwaukee, WI 53202, performs certain administrative services for each of the Funds pursuant to a Fund Sub-Administration Servicing Agreement with AIS (the “Sub-Administration Agreement”). These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Funds and the Managers with compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds.
Under a separate Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Agreement”), the Sub-Administrator also provides certain accounting services to the Funds. The accounting services performed by the Sub-Administrator include, among others, assisting in determining the NAV per share of each Fund, maintaining records relating to the securities transactions of the Funds, and processing and monitoring expense accruals and payments.
For the services provided by the Sub-Administrator under the Sub-Administration Agreement and the Fund Accounting Agreement, the Administrator pays to the Sub-Administrator an annual administration fee based on its average net assets, subject to a minimum annual fee.

Custody Services
Pursuant to a Custody Agreement entered into between the Trust and U.S. Bank National Association (the “Custodian”), the Custodian provides asset custody services including safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Trust’s investments, and maintaining the required books and accounts in connection with such activity. The Custodian will place and maintain foreign assets of the Trust in the care of eligible foreign custodians determined by the Custodian and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories. AIS is responsible for compensating the Custodian for the services it provides under the Custodian Services Agreement.
Securities Lending Activities
Securities Finance Trust Company (“SFTC”) (the “Securities Lending Agent”) serves as securities lending agent to the Trust. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agency Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of borrowers approved by the Board and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (vii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
Because the Fund has not commenced operations as of the date of this SAI, the Fund has not engaged in any securities lending activities.
Capitalization
The Trust is a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value. The Board may establish additional Funds (with different investment goals and fundamental policies) and additional classes of shares within the Fund at any time in the future without approval of shareholders. Establishment and offering of additional Funds will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of that Fund.
Shareholder and Trustee Liability
Under the Trust’s organizational documents, shareholders may not be held personally liable for the liabilities and obligations of any Fund or the Trust. A shareholder of any Fund held to be personally liable solely by reason of being a shareholder of such Fund and not because of his or her acts or omissions or for some other reason, shall be held harmless and indemnified out of the Fund’s assets for all loss and expense arising from such liability.
In addition, the Trust’s organizational documents, the Trustees and the officers of the Trust shall be advanced expenses, held harmless and indemnified in certain circumstances in connection with their service to the Trust. However, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard. In addition, the Trust has entered into an agreement with each Trustee which provides that the Trust will indemnify and hold harmless each Trustee against any expenses reasonably incurred by any Independent Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust to the fullest extent authorized by its organizational documents, state law, the 1940 Act and 1933 Act.
Control Persons and Principal Holders of Securities
Generally, a shareholder who owns more than 25% of the outstanding shares of the Fund could be deemed to “control” the voting securities of the Fund, as such term is defined in the 1940 Act.

Because the Fund had not commenced operations as of the date of this SAI, the Fund has no control persons or principal shareholders.
Voting Rights
Shareholders of the Fund are given certain voting rights as described in the Trust’s Declaration of Trust and By-Laws. Each share of the Fund will be given one vote.
Under the Declaration of Trust and applicable Delaware law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders’ meetings unless required by law, although special meetings may be called for a specific Fund, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended Advisory Agreement or sub-advisory agreement. In this regard, the Fund will be required to hold a shareholders’ meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, less than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that holders of not less than two-thirds of the outstanding shares of the Fund may remove a person serving as Trustee at any meeting of shareholders. The Trust’s shares do not have cumulative voting rights. Consistent with applicable law, the Board may cause the Fund to dissolve or enter into reorganizations without the approval of shareholders.
Financial Statements
Because the Fund has not commenced operations as of the date of this SAI, no financial statements are available.
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP serves as the independent registered public accounting firm for the Trust (the “Auditor”) and provides audit services and review of certain documents to be filed with the SEC. The address of Auditor is Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102.
Counsel
Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.
Code of Ethics
The Trust, the Adviser, the Distributor, and the Sub-Advisers have adopted codes of ethics designed to meet the requirements of Rule 17j-1 of the 1940 Act which have been approved by the Trust’s Board. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Adviser, the Distributor or Sub-Advisers who regularly have access to information about securities purchased for the Trust, to invest in securities for their own accounts. This could include securities that may be purchased by Funds of the Trust. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Trust. The Trust’s Code of Ethics requires reporting to the Board on material compliance violations.
Proxy Voting Policies and Procedures
With respect to the Fund, the Board has delegated proxy voting responsibilities with respect to the Fund to Aristotle Capital, subject to the Board’s general oversight, with the direction that proxies should be voted consistent with the Fund’s best interests as determined by Aristotle Capital and applicable regulations. Aristotle Capital has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of Aristotle Capital and its affiliates. In the event that proxy voting is required, the Sub-Adviser’s Policies would apply.
The Policies set forth Aristotle Capital’s general position on various proposals. However, Aristotle Capital may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions. The Policies on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Policies may reflect a voting position that differs from the actual practices of other investment companies or advisory clients for which Aristotle Capital or its affiliates serve as investment manager.
Set forth in Appendix B are the Policies for Aristotle Capital, as prepared and provided by Aristotle Capital. Generally, information regarding how the Fund has voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available after filing, without charge, (i) on the Trust’s website at https://www.aristotlefunds.com/resources/prospectuses-reports, and (ii) on the SEC’s website at http://www.sec.gov.
Registration Statement
This SAI and the Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith (and including specifically all applicable Codes of Ethics), are available on the SEC’s website at www.sec.gov.
Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.
Financial Statements
Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Fund had not commenced operations prior to the date of this SAI and does not yet have financial statements.
The Predecessor Accounts’ audited special purpose schedule of investments and notes thereto as of August 31 2026, are included below. The information for the Predecessor Accounts has been audited by Tait, Weller & Baker LLP, the independent auditor for the Predecessor Accounts on [, 2026].

Special Purpose Schedule of Investment to be acquired by Aristotle Dividend Equity ETF
As of August 31, 2026

COMMON STOCKS – 95.9%	Shares	Value
Communication Services – 1.7%
Verizon Communications, Inc.	1,699	$84,984
		$84,984

Consumer Discretionary – 4.4%
Darden Restaurants, Inc.	618	$132,413
Home Depot, Inc.	247	$80,974
		$213,387

Consumer Staples – 10.6%
Coca-Cola Co.	1,515	$134,335
McCormick & Co., Inc.	2,364	$128,176
Philip Morris International	926	$173,440
Procter & Gamble Co.	539	$78,220
		$514,171

Energy - 9.0%
Chevron Corp.	707	$145,741
DT Midstream, Inc.	1,005	$131,675
TotalEnergies SE	1,770	$156,309
		$433,725

Financials – 16.9%
Artisan Partners Asset Management – Class A	2,209	$94,037
Cullen/Frost Bankers, Inc.	854	$137,383

Special Purpose Schedule of Investment to be acquired by Aristotle Dividend Equity ETF
As of August 31, 2026

M&T Bank Corp.	590	$138,024
PNC Financial Services Group, Inc.	437	$104,718
Prudential Financial. Inc.	825	$97,020
Truist Financial Corp.	2,427	$120,331
US Bancorp	2,034	$125,254
		$816,767

Health Care – 12.7%
AbbVie, Inc.	674	$172,827
Amgen, Inc.	407	$174,961
GSK PLC – ADR	2,002	$100,601
Medtronic PLC	834	$75,602
Roche Holding AG – ADR	1,711	$91,881
		$615,872

Industrials - 16.6%
Cummins, Inc.	168	$94,819
General Dynamics Corp.	427	$158,566
Illinois Tool Works	356	$98,032
Paychex, Inc.	702	$89,393
RTX Corp.	613	$127,338
Snap-On, Inc.	350	$135,209
Watsco, Inc.	329	$101,931
		$805,288

Information Technology - 11.1%
Accenture PLC – Class A	624	$118,410
Cisco Systems, Inc.	1,620	$178,994
Hewlett-Packard, Inc.	3,964	$118,999
Texas Instruments, Inc.	457	$119,236
		$535,639

Materials – 2.8%
Packaging Corp. of America	577	$134,983
		$134,983
Utilities – 10.1%
Atmos Energy Corp.	713	$118,451
Entergy Corp.	1,526	$162,229
Evergy, Inc.	1,252	$101,437
Xcel Energy, Inc.	1,431	$108,312
		$490,429
TOTAL COMMON STOCKS (Cost $3,661,662)		$4,645,245

REAL ESTATE INVESTMENT TRUSTS – 3.6%	Shares	Value
Real Estate – 3.6%
Public Storage	303	$93,018

Special Purpose Schedule of Investment to be acquired by Aristotle Dividend Equity ETF
As of August 31, 2026

Vici Properties, Inc.	3,185		$81,695
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $189,768)			$174,713

SHORT-TERM INVESTMENTS – 0.3%	Shares		Value
Money Market Funds – 0.3%
Charles Schwab Bank, 0.01% (a)	11,497		$11,497
JPMorgan Deposit Sweep, 0.25% (a)	1,533		$1,533
TOTAL SHORT-TERM INVESTMENTS (Cost $13,030)			$13,030

TOTAL INVESTMENTS – 99.8% (Cost $3,864,460)			$4,832,988
Other Assets in Excess of Liabilities – 0.2%		$(0.04)	$10,714
TOTAL NET ASSETS - 100.0%			$4,843,702

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Notes to the Special Purpose Schedule of Investments to be acquired by Aristotle Dividend Equity ETF
As of August 31, 2026
1.Basis of Presentation
Aristotle Dividend Equity ETF (the “Fund”) is an open-end diversified series of Aristotle Funds Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as amended, as an open-end management investment company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (the “Adviser”) serves as the investment adviser to the Fund and Aristotle Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser.
The Sub-Adviser manages the assets of separately managed accounts pursuant to an investment strategy that is, in all material respects, equivalent to the investment strategy to be employed by the Fund (collectively, the “SMAs”). Certain assets held by the SMAs are expected to be transferred to the Fund as of the close of business on December [ ], 2026, or as soon as practicable thereafter (the “Effective Date”), by the respective holders of the SMAs (the “SMA Holders”). The Fund, the Trust and the SMA Holders have entered into, or are expected to enter into, one or more purchase agreements governing the proposed contribution of eligible SMA assets to the Fund in exchange for shares of the Fund (collectively, the “Agreement”).
The accompanying Special Purpose Schedule of Investments reflects the number of shares and fair values, as of August 31, 2026, of the investments held by the SMAs that are eligible and expected to be contributed to the Fund by the SMAs Holders pursuant to the Agreement. The Agreement contemplates the Fund’s issuance of Fund shares to the SMA Holders in exchange for the assets contributed by the SMA Holders.
The closing of the transaction contemplated by the Agreement is, among other things, conditioned upon the satisfaction or waiver of the terms and conditions contemplated by the Agreement.
The number of shares to be issued by the Fund to the SMA Holders under the Agreement will be determined as of the Effective Date based upon fair market value. Accordingly, the value of the investments ultimately contributed by the SMA Holders to the Fund, and the number of Fund shares issued in exchange, may differ from the amounts reflected in the accompanying Special Purpose Schedule of Investments.

The Special Purpose Schedule of Investments has been prepared solely for purposes of presenting the investments identified as eligible for contribution to the Fund. It is not intended to present the complete financial position, results of operations, changes in net assets, or cash flows of any SMA.
There can be no assurance that the proposed transactions contemplated by the Agreement will be consummated or that the investments ultimately acquired by the Fund will be identical to those reflected in the accompanying Special Purpose Schedule of Investments.
2.Significant Accounting Policies
Basis of Presentation
The accompanying Special Purpose Schedule of Investments is expressed in United States dollars and has been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates
The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires estimates and assumptions to be made that affect the amounts disclosed in the accompanying Special Purpose Schedule of Investments. Actual results could differ from those estimates.
Fair Value
The investments listed in the accompanying Special Purpose Schedule of Investments were valued at fair value in accordance with the principles established by the Financial Accounting Standards Board’s Accounting Standards Codification, Topic 820 Fair Value Measurements and Disclosure (ASC 820). ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. ASC 820 also provides guidance regarding a fair value hierarchy, which prioritizes information used to measure fair value and the effect of fair value measurements on earnings and provides for enhanced disclosures determined by the level within the hierarchy of information used in the valuation.
Investments are valued at fair value in accordance with GAAP, based upon the principles and methods of valuation set forth in policies adopted by the Adviser. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.
Domestic equity investments, including exchange-traded funds, are generally valued using the official closing price or last reported sale price on the principal exchange on which they are traded. Such values generally do not reflect trading, clearances or settlements that take place after the close of the New York Stock Exchange (“NYSE”). Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Investments for which market quotations are either not readily available or are determined to be unreliable are priced at fair value using affirmative valuations performed by independent valuation services.
Security Transactions, Realized/Unrealized Gains or Losses. Security transactions are recorded on a trade-date basis. Realized gains or losses from the repayment or sale of investments are measured using the specific identification method.
3.Investment Valuations and Fair Value Measurements
The investments reflected in the Special Purpose Schedule of Investments were measured at fair value on a recurring basis in accordance with ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodologies used for characterizing the Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following table summarizes the inputs used to value the investments reflected in the Special Purpose Schedule of Investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,645,245	$—	$—	$4,645,245
Real Estate Investment Trusts	174,713	—	—	174,713
Money Market Funds	13,030	—	—	13,030
Total Investments	$4,832,988	$—	$—	$4,832,988

Refer to the Schedule of Investments for further disaggregation of investment categories.
Selection of Investments for Contribution.
The investments reflected in the Special Purpose Schedule of Investments were selected from assets held in the SMAs with a view toward the Fund’s compliance, following the proposed contributions, with applicable diversification requirements under the 1940 Act and the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
4.Subsequent Events
Management has evaluated subsequent events through the issuance of this Special Purpose Schedule of Investments and has noted no items that are required to be adjusted to or disclosed within.

taitweller.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Management of Aristotle Capital Management, LLC
Opinion on the Financial Statements
We have audited the accompanying special purpose schedule of investments and related notes of the dividend equity separately managed accounts advised by Aristotle Capital Management, LLC as of August 31, 2026, to be acquired by Aristotle Dividend Equity ETF, an open-end diversified series of Aristotle Funds Series Trust (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the investments to be acquired as of August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
The financial statement is the responsibility of the management. Our responsibility is to express an opinion on the financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Aristotle Capital Management, LLC, the investment advisor of the separately managed accounts, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more investment companies advised by Aristotle Capital Management, LLC since 2012.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our procedures included confirmation of the securities owned as of August 31, 2026, by correspondence with the custodians. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 1, the accompanying financial statement was prepared based on the dividend equity separately managed accounts managed by Aristotle Capital Management, LLC as of August 31, 2026. As a result, the financial statement may not be suitable for another purpose. Our opinion is not modified with respect to this matter.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 2, 2026

APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES

Aristotle Investment Services, LLC
Proxy Voting Policies and Procedures
Last Updated
April 26, 2023
1.PROXY VOTING

The Investment Company Act of 1940 requires that funds that invest in voting securities disclose their proxy voting policies and procedures in their registration statement and file annually with the SEC and make available to their shareholders their actual proxy voting record. Aristotle Investment Services, LLC (“AIS”) does not have authority to trade securities. In the event AIS obtains such authority, AIS will (i) adopt proxy policies reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including addressing material conflicts of interest; (ii) disclose to shareholders information about its proxy policies; and (iii) maintain certain records relating to proxy voting. These requirements are designed to ensure greater transparency in the voting of proxies.

OPERATIONAL GUIDELINES
AIS has delegated proxy voting responsibility to the Fund’s sub-adviser. AIS Compliance is responsible for monitoring that each sub-adviser has appropriate policies and procedures for fulfilling proxy voting obligation with respect to their holdings and has fulfilled their obligation or disclosed to AIS Compliance reasons why a proxy ballot was not acted upon. The Aristotle Funds Series Trust counsel with the support of the Fund Administrator is responsible for ensuring that appropriate disclosures are made in the Trust prospectus and statement of additional information.

Aristotle Capital Management, LLC
Proxy Voting Policies and Procedures
Last Updated/Reviewed
December 8, 2025
Introduction
Aristotle Capital Management, LLC (“Aristotle Capital”), in compliance with the principles of Rule 206(4)-6 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Aristotle Capital has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Aristotle Capital’s general policies and procedures for voting proxies are set forth below.
Proxy Voting Policies and Procedures
Aristotle Capital believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, Aristotle Capital will vote proxies received and will vote such proxies in the manner that, in its opinion, serves the best interests of the clients in accordance with this policy.
Certain clients of Aristotle Capital may participate in a securities lending arrangement. When a client participates in a securities lending arrangement, the proxy ballot will follow where the shares are held, and Aristotle Capital may not receive the proxy. Aristotle Capital will not recall securities under such arrangements if, in Aristotle Capital’s perspective, the potential economic impact of the proposal is insignificant or less than the economic benefit gained if the securities remained out on loan or if recalling the securities is not in the best interest of the client.
Aristotle Capital has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting support. Under the terms of its arrangement with ISS, Aristotle Capital directs each custodian to forward proxy ballots to ISS for processing. Aristotle Capital has access to the ballots through the ISS website and may provide ISS with instructions on how to vote the ballots or Aristotle Capital may vote the ballots through the website. ISS records the votes and provides proxy voting accounting and reporting. Case-by-case proxy voting decisions are generally made by the Chief Investment Officer (“CIO”) or his designee. All voting records are maintained by ISS, except that Aristotle Capital will maintain copies of any document created by Aristotle Capital that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.
The following details Aristotle’s philosophy and practice regarding the voting of proxies.
Voting Guidelines
Aristotle Capital has adopted guidelines for certain types of matters to assist the CIO or designee in the review and voting of proxies on a case-by-case basis. These guidelines are set forth below:
1.Corporate Governance
a.    Election of Directors and Similar Matters
In an uncontested election, Aristotle Capital will generally vote in favor of management’s proposed directors. In a contested election, Aristotle Capital will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, Aristotle Capital will review any contested proposal on its merits.
Notwithstanding the foregoing, Aristotle Capital expects to support proposals to:
•Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•Adopt the use of a classified board structure; and
•Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
Proposals to discontinue a classified board structure are reviewed and evaluated on a case-by-case basis.
b.    Audit Committee Approvals
Aristotle Capital generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Aristotle Capital will generally vote to ratify management’s recommendation and selection of auditors.
c.    Shareholder Rights

Aristotle Capital may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Adopt confidential voting and independent tabulation of voting results; and
•Require shareholder approval of poison pills;
And expects to generally vote against proposals to:
•Adopt super-majority voting requirements; and
•Unnecessarily restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
2.Anti-Takeover Measures, Corporate Restructurings and Similar Matters
Aristotle Capital may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the CIO deems them sufficiently limited in scope; and
•Require shareholder approval of “poison pills,”
And expects to generally vote against proposals to:
•Adopt classified boards of directors;
•Reincorporate a company where the primary purpose appears to the CIO to be the creation of takeover defenses; and
•Require a company to consider the non-financial effects of mergers or acquisitions.
3.Capital Structure Proposals
Aristotle Capital will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Eliminate preemptive rights.
4.Compensation
Aristotle Capital generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Aristotle Capital generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Aristotle Capital may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Require shareholder approval of golden parachutes; and
•Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives;
And expects to generally vote against proposals to:
•Adopt measures that appear to the CIO (or designee) to arbitrarily limit executive or employee benefits.
5.Stock Option Plans and Share Issuances
Aristotle Capital evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Aristotle Capital may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. Aristotle Capital believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. Aristotle Capital believes that well thought out cash compensation plans can achieve these objectives without diluting shareholders’ ownership. Aristotle Capital will review these proposals on a case-by-case basis to determine that shareholder interests are being represented. Aristotle Capital certainly is in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.
6.Corporate Responsibility and Social Issues
Aristotle Capital generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.
Aristotle Capital will consider proposals involving corporate responsibility and social issues on a case-by-case basis.
7.Conflicts
In cases where Aristotle Capital is aware of a potential conflict between the interests of a client(s) and the interests of Aristotle Capital or an affiliated person of Aristotle Capital (e.g., a portfolio holding is a client of Aristotle Capital), Aristotle Capital will vote in the best interest of the broader client group and in accordance with the voting guidelines outlined above. If the security is held by a limited number of clients, Aristotle Capital may withhold voting the proxy or contact the client for instructions with respect to how to vote the proxy.
8.Disclosure of Proxy Voting Policy
Upon receiving a written request from a client, Aristotle Capital will provide a copy of this policy within a reasonable amount of time. If amenable to the client, this policy and any requested records may be provided electronically.
9.Recordkeeping
Aristotle Capital shall keep the following records for a period of at least five years, the first two in an easily accessible place:
i.    A copy of this Policy;
ii.    Proxy statements received regarding client securities;
iii.    Records of votes cast on behalf of clients;
iv.    Any documents prepared by Aristotle Capital that were material to making a decision how to vote, or that memorialized the basis for the decision; and
v.    Records of client requests for proxy voting information.
Aristotle Capital may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Aristotle Capital that are maintained with a third party such as a proxy voting service, provided that Aristotle Capital has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.
10.Proxy Voting for Accounts Subject to ERISA
Department of Labor (“DOL”) provided investment managers the following guidance about their ERISA responsibilities, when voting proxies:
Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies1.
DOL has also indicated that an adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Appropriate steps include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. When voting proxies, an investment manager must consider proxies as a plan asset and act solely in accordance with the economic interest of the plan and its participants and beneficiaries2.
DOL has also indicated that the adviser must consider any costs involved when voting proxies for plan assets. Adviser should evaluate material facts that form the basis for any particular voting decision or other exercise of shareholder right. Aristotle Capital may decide, after a facts and circumstances analysis, to refrain from voting if it is determined that a plan client would incur unreasonable costs.
1 Interpretive Bulletin 94-2, July 28, 1994.
2 Department of Labor ERISA Rule 404a-1(e)(2)(ii).

DOL has also indicated that the adviser must exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights. Aristotle Capital has contracted with ISS to provide proxy voting support and periodically reviews ISS guidelines as part of vendor oversight.

ARISTOTLE FUNDS SERIES TRUST

Part C: OTHER INFORMATION
Item 28. Exhibits

(a)(1)
Aristotle Funds Series Trust’s (the “Trust” or “Registrant”) Agreement and Declaration of Trust dated November 29, 2022 is incorporated by reference to Exhibit (a)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.

(a)(1)(i)
Registrant's Amended and Restated Agreement and Declaration of Trust dated June 11, 2026 is incorporated by reference to Exhibit (a)(1)(i) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(b)(1)	Registrant’s By-Laws dated November 29, 2022 are incorporated by reference to Exhibit (b)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(c)	Certificates for Shares will not be issued. Articles II, VI, and VII of the Declaration of Trust and Articles I and V of the By-Laws define the rights of holders of the Shares.
(d)(1)(i)
Investment Advisory Agreement between the Registrant and Aristotle Investment Services, LLC (“AIS”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(1)(ii)
Amendment to Exhibit A to the Investment Advisory Agreement dated April 1, 2024 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 1, 2024.

(d)(1)(iii)
Amendment to Investment Advisory Agreement between the Registrant and AIS dated June 12, 2025 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed on Form N-1A via Edgar on June 20, 2025.

(d)(1)(iv)
Amendment to Amended and Restated Fee Waiver Agreement dated December 5, 2025 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed on Form N-1A via EDGAR on December 5, 2025.

(d)(1)(v)
Second Amendment to Investment Advisory Agreement dated February 17, 2026 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(d)(1)(vi)
Amendment to the Investment Advisory Agreement dated June 11, 2026 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(d)(1)(vii)
Amendment to Amended and Restated Fee Waiver Agreement dated June 11, 2026 is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(d)(1)(viii)
Advisory Fee and Sub-Advisory Fee Waiver Agreement between AIS and the Trust dated July 13, 2026 is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(d)(1)(ix)	Amendment to the Investment Advisory Agreement — to be filed by subsequent amendment
(d)(2)(i)
Subadvisory Agreement between AIS and Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(2)(ii)
Amendment to Subadvisory Agreement between AIS and Aristotle Atlantic is incorporated by reference to Exhibit (d)(2)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(d)(3)(i)
Subadvisory Agreement between AIS and Aristotle Capital Boston, LLC (“Aristotle Boston”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(3)(ii)
Amendment to Subadvisory Agreement between AIS and Aristotle Boston dated October 23, 2023 is incorporated by reference to Exhibit (d)(3)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(d)(4)(i)
Subadvisory Agreement between AIS and Aristotle Capital Management, LLC (“Aristotle Capital”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(4)(ii)
Amendment to Subadvisory Agreement between AIS and Aristotle Capital dated October 23, 2023 is incorporated by reference to Exhibit (d)(4)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(d)(4)(iii)	Amendment to Subadvisory Agreement between AIS and Aristotle Capital — to be filed by subsequent amendment
(d)(5)
Subadvisory Agreement between AIS and Aristotle Pacific Capital LLC (“Aristotle Pacific”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(5)(i)
Amendment to Subadvisory Agreement between AIS and Aristotle Pacific dated June 12, 2025 is incorporated by reference to Exhibit (d)(5)(i) to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(d)(5)(ii)
Second Amendment to Subadvisory Agreement between AIS and Aristotle Pacific dated February 17, 2026 is incorporated by reference to Exhibit (d)(5)(ii) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(d)(6)
Subadvisory Agreement between AIS and Pacific Life Fund Advisors LLC (“PLFA”) dated April 10, 2023 is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(d)(7)	Subadvisory agreement between AIS and Trading Sub-Adviser — to be filed by subsequent amendment
(e)(1)(i)
Distribution Agreement between the Registrant and Foreside Financial Services, LLC, is incorporated by reference to Exhibit (e)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(e)(1)(ii)
Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated February 17, 2025 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(e)(1)(iii)
Third Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated June 12, 2025 is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(e)(1)(iv)
Fourth Amendment to the Distribution Agreement dated February 17, 2026 is incorporated by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(e)(2)(i)
ETF Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated June 11, 2026 is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(e)(2)(ii)
Form of Authorized Participant Agreement is incorporated by reference to Exhibit (e)(2)(ii) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(e)(2)(iii)	Amendment to ETF Distribution Agreement — to be filed by subsequent amendment
(g)(1)(i)	Custodian Agreement is incorporated by reference to Exhibit (g)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.
(g)(1)(ii)
Amendment to the Custodian Agreement dated October 23, 2023 is incorporated by reference to Exhibit (g)(1)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024

(g)(1)(iii)
Second Amendment to the Custodian Agreement dated May 8, 2025 is incorporated by reference to Exhibit (g)(1)(iii) to Post-Effective Amendment No. 15 to to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(g)(1)(iv)
Third Amendment to the Custodian Agreement dated January 2, 2026 is incorporated by reference to Exhibit (g)(1)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(g)(1)(v)
Fourth Amendment to the Custodian Agreement dated July 16, 2026 is incorporated by reference to Exhibit (g)(1)(v) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(g)(1)(vi)	Fifth Amendment to the Custodian Agreement — to be filed by subsequent amendment
(h)(1)(i)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(1)(ii)
Amendment to the Transfer Agent Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(1)(iii)
Second Amendment to the Transfer Agent Servicing Agreement dated May 8, 2025 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 15 to to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(h)(1)(iv)
Third Amendment to the Transfer Agent Servicing Agreement dated January 2, 2026 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(h)(1)(v)
Fourth Amendment to the Transfer Agent Servicing Agreement dated July 16, 2026 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(h)(1)(vi)	Fifth Amendment to the Transfer Agent Servicing Agreement — to be filed by subsequent amendment
(h)(2)(i)
Supervision and Administration Agreement between the Registrant and AIS dated April 17, 2023 is incorporated by reference to Exhibit (h)(2)(i) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(2)(ii)
Amendment to Schedule A to the Supervision and Administration Agreement dated April 1, 2024 is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 1, 2024.

(h)(2)(iii)
Amendment to Supervision and Administration Agreement dated December 5, 2025 is incorporated by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed on Form N-1A via EDGAR on December 5, 2025.

(h)(2)(iv)
Second Amendment to the Supervision and Administration Agreement dated February 17, 2026 is incorporated by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(h)(2)(v)
Amendment to the Supervision and Administration Agreement dated June 11, 2026 is incorporated by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(h)(2)(vi)	Amendment to the Supervision and Administration Agreement — to be filed by subsequent amendment
(h)(3)(i)
Fund Sub-Administration Servicing Agreement between Aristotle Investment Services, LLC and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(3)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(3)(ii)
Amendment to the Sub-Administration Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(3)(iii)
Second Amendment to the Sub-Administration Servicing Agreement dated May 8, 2025 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 15 to to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(h)(3)(iv)
Third Amendment to the Sub-Administration Servicing Agreement dated January 2, 2026 is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(h)(3)(v)
Fourth Amendment to the Sub-Administration Servicing Agreement dated July 16, 2026 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(h)(3)(vi)	Fifth Amendment to the Sub-Administration Servicing Agreement — to be filed by subsequent amendment
(h)(4)(i)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(4)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(4)(ii)
Amendment to the Fund Accounting Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(4)(ii) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(4)(iii)
Second Amendment to the Fund Accounting Servicing Agreement dated May 9, 2025 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 15 to to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(h)(4)(iv)
Third Amendment to the Fund Accounting Servicing Agreement dated January 2, 2026 is incorporated by reference to Exhibit (h)(4)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(h)(4)(v)
Fourth Amendment to the Fund Accounting Servicing Agreement dated July 16, 2026 is incorporated by reference to Exhibit (h)(4)(v) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(h)(4)(vi)	Fifth Amendment to Fund Accounting Servicing Agreement — to be filed by subsequent amendment
(h)(5)
Form of Indemnification Agreement between the Registrant and each Trustee of the Trust is incorporated by reference to Exhibit (h)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(6)
Fund of Funds Investment Agreement between the Registrant and Vanguard Funds dated February 15, 2023 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(6)(i)
Schedule A Fund of Funds Investment Agreement between the Registrant and Vanguard Funds dated July 18, 2023 is incorporated by reference to Exhibit (h)(6)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(h)(7)
Fund of Funds Investment Agreement between the Registrant and Pacific Life Funds dated April 10, 2023 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(8)	Credit Agreement is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.
(h)(8)(i)
Form of First Amendment to Credit Agreement with respect to Aristotle Floating Rate Income Fund dated November 21, 2023 is incorporated by reference to Exhibit (h)(8)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(h)(8)(ii)
Form of Second Amendment to Credit Agreement with respect to Aristotle Floating Rate Income Fund dated November 19, 2024 is incorporated by reference to Exhibit (h)(8)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(h)(9)	Loan Agreement is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.
(h)(9)(i)
Form of First Amendment to Loan Agreement dated November 30, 2023 is incorporated by reference to Exhibit (h)(9)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(h)(9)(ii)
Form of Second Amendment to Loan Agreement dated June 13, 2024 is incorporated by reference to Exhibit (h)(9)(ii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(h)(10)
Fund of Funds Investment Agreement between the Registrant and Blackrock dated October 9, 2023 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 13 to Registrant's Statement filed on Form N-1A via EDGAR on April 9, 2025.

(h)(11)
Expense Limitation Agreement between Aristotle Investment Services, LLC (“AIS”) and the Registrant dated June 12, 2025 is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 15 to to Registrant's Registration Statement filed on Form N-1A via EDGAR on June 20, 2025.

(h)(12)
Amendment to the Expense Limitation Agreement dated February 17, 2026 is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(h)(13)
ETF Distribution and Service Plan dated June 11, 2026 is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(h)(14)
Securities Lending Agency Agreement between the Registrant and Securities Finance Trust Company dated September 3, 2025 is incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(i)(1)	Opinion and Consent of Counsel is incorporated by reference to Exhibit (i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.
(i)(2)
Opinion and Consent of Counsel with respect to Class R6 Shares of Aristotle Value Equity Fund is incorporated by reference to Exhibit (i)(ii) to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed on Form N-1A via EDGAR on January 29, 2024.

(i)(3)
Opinion of Counsel with respect to Aristotle Pacific Exclusive Fund Series C dated February 26, 2026 is incorporated by reference to Exhibit (i)(iii) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(i)(4)
Opinion of Counsel with respect to Aristotle Pacific Exclusive Fund Series H & I dated January 8, 2026 is incorporated by reference to Exhibit (i)(iv) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(i)(5)
Opinion of Counsel with respect to Aristotle ETFs dated July 24, 2026 is incorporated by reference to Exhibit (i)(5) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(i)(6)	Opinion of Counsel with respect to Aristotle Dividend Equity ETF — to be filed by subsequent amendment
(j)	Consent of Independent Registered Public Accounting Firm — filed herewith
(l)(1)	Purchase Agreement – Not applicable.
(m)(1)
Class A and Class C Distribution and Service Plan is incorporated by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(n)
Amended and Restated Multi-Class Plan dated September 11, 2025 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed on Form N-1A via EDGAR on December 5, 2025.

(p)(1)
Code of Ethics for Aristotle Investment Services is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(p)(2)
Code of Ethics for Aristotle Atlantic is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(p)(3)
Code of Ethics for Aristotle Boston is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 24, 2026.

(p)(4)
Code of Ethics for Aristotle Capital is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(p)(5)
Code of Ethics for Aristotle Credit is incorporated by reference to Exhibit (p)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(6)
Code of Ethics for Aristotle Pacific is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(p)(7)
Code of Ethics for Pacific Life Fund Advisors LLC is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2025.

(99)	Powers of Attorney are incorporated by reference to Exhibit (99) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(99)(1)
Power of Attorney for Alexander B. Potts is incorporated by reference to Exhibit (99)(1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on Form N-1A via EDGAR on February 26, 2026.

(99)(2)
Power of Attorney for Eric Baggesen and Jeffrey S. Van Harte is incorporated by reference to Exhibit (99)(2) to Post-Effective Amendment No. 22 to Registrant's Registration Statement filed on Form N-1A via EDGAR on May 29, 2026.

Item 29. Persons Controlled by or Under Common Control with the Fund
None.

Item 30. Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust and to the Registrant’s By-Laws.
Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust as filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent authorized by applicable law.
Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser
Any other business, profession, vocation, or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.
Aristotle Investment Services, LLC	11100 Santa Monica Boulevard, Suite 1700 Los Angeles, CA 90025	801-127110
Aristotle Atlantic Partners, LLC	50 Central Avenue, Suite 750 Sarasota, FL 34236	801-108579
Aristotle Capital Boston, LLC	One Federal St., 36th Floor Boston, MA 02110	801-80368
Aristotle Capital Management, LLC	11100 Santa Monica Boulevard, Suite 1700 Los Angeles, CA 90025	801-60014
Aristotle Pacific Capital, LLC	840 Newport Center Drive, Suite 700 Newport Beach, CA 92660	801-117402
Pacific Life Fund Advisors LLC	700 Newport Center Drive Newport Beach, CA 92660	801-15057
Item 32.    Foreside Financial Services, LLC
(a)    Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1. 13D Activist Fund, Series of Northern Lights Fund Trust
2. 2nd Vote Funds
3.AAMA Equity Fund, Series of Asset Management Fund
4.AAMA Income Fund, Series of Asset Management Fund
5.Adams Street Private Equity Navigator Fund LLC
6.Adams Street Venture & Growth Fund
7.Advisers Investment Trust
8.AG Twin Brook Capital Income Fund
9.Align Alternative Access Fund
10.AltShares Trust
11.American Beacon Aberdeen Municipal High Income ETF, Series of American Beacon Select Funds
12.American Beacon AHL Trend ETF, Series of American Beacon Select Funds
13.American Beacon GLG Natural Resources ETF, American Beacon Select Funds
14.American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
15.Aristotle Funds Series Trust
16.Aristotle Pacific Enhanced CLO Income Fund
17.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
18.Bow River Capital Evergreen Fund
19.Connetic Venture Capital Access Fund
20.Constitution Capital Access Fund, LLC

21.Datum One Series Trust
22.Diamond Hill Funds
23.Diamond Hill Securitized Credit Fund
24.Driehaus Mutual Funds
25.EntrepreneurShares Series Trust
26.FMI Funds, Inc.
27.Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
28.Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
29.Inspire 100 ETF, Series of Northern Lights Fund Trust IV
30.Inspire 500 ETF, Series of Northern Lights Fund Trust IV
31.Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
32.Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
33.Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
34.Inspire International ETF, Series of Northern Lights Fund Trust IV
35.Inspire Growth ETF, Series of Northern Lights Fund Trust IV
36.Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
37.Inspire Capital Appreciation ETF, Series of the Northern Lights Fund Trust IV
38.LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust
39.LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
40.LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
41.LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
42.LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
43.LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
44.LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
45.LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
46.LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
47.LifeX Durable Income ETF, Series of Stone Ridge Trust
48.Nomura Energy Transition ETF, Series of Nomura ETF Trust
49.Nomura Focused Emerging Markets Equity ETF, Series of Nomura ETF Trust
50.Nomura Focused International Core ETF, Series of Nomura ETF Trust
51.Nomura Focused Large Growth ETF, Series of Nomura ETF Trust
52.Nomura Global Listed Infrastructure ETF, Series of Nomura ETF Trust
53.Nomura National High-Yield Municipal Bond ETF, Series of Nomura ETF Trust
54.Nomura Tax-Free USA ETF, Series of Nomura ETF Trust
55.Nomura Tax-Free USA Short Term ETF, Series of Nomura ETF Trust
56.Nomura Transformational Technologies ETF, Series of Nomura ETF Trust
57.Man ETF Series Trust
58.Meketa Infrastructure Fund
59.Nomura Alternative Income Fund
60.Praxis Funds
61.Primark Meketa Private Equity Investments Fund
62.SA Funds – Investment Trust
63.Sequoia Fund, Inc.
64.Simplify Exchange Traded Funds
65.Siren ETF Trust
66.Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
67.Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
68.Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
69.Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
70.TCG Strategic Income Fund
71.TCW ETF Trust
72.VegaShares ETF Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be generally maintained by AIS at 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. Other documents, as applicable, may be primarily maintained at the individual offices of each sub-adviser at their principal business address as listed above in Item 31.

Item 34. Management Services
Not applicable.

Item 35. Undertakings
Not applicable.

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Trust by an officer or Trustee of the Trust in his or her capacity as an officer or Trustee of the Trust and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on October 2, 2026.

ARISTOTLE FUNDS SERIES TRUST

By:	/s/ Richard Schweitzer
Richard Schweitzer
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Trustee	October 2, 2026
Richard Schweitzer	(Principal Executive Officer)

/s/ Joshua B. Schwab	Treasurer and Vice President	October 2, 2026
Joshua B. Schwab	(Principal Financial Officer)

*	Trustee	October 2, 2026
Wendy Greuel

*	Trustee	October 2, 2026
Warren A. Henderson

*	Trustee	October 2, 2026
Alexander B. Potts

*	Trustee	October 2, 2026
Eric Baggesen

*	Trustee	October 2, 2026
Jeffrey S. Van Harte

*By: /s/ Richard Schweitzer
Richard Schweitzer
Attorney-in-Fact

Exhibit List

Exhibit Number	Description
(j)	Consent of Independent Registered Public Accounting Firm